UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                            FORM 10-K
                       /x/  ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d)
                             OF THE SECURITIES EXCHANGE ACT OF 1934

For the fiscal year ended December 31, 1993
Commission file number:   1-8756

                              AMERICAN HEALTHCARE MANAGEMENT, INC.
                     (Exact name of registrant as specified in its charter)

           Delaware                       75-1636788
(State or other jurisdiction of                              (I.R.S. Employer
incorporation or organization)                               Identification No.)

    660 American Avenue, Suite 200
           King of Prussia, Pa                19406
(Address of principal executive offices)    (Zip Code)

Registrant's telephone number, including area code:
(610) 768-5900

                   Securities registered pursuant to Section 12(b) of the Act:

                                                    Name of each exchange
         Title of each class          on which registered
           Common Stock                                  New York Stock Exchange
   10% Notes Due August 1, 2003                          New York Stock Exchange

     Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes /x/ No //

     Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [ ]

     Indicate by check mark whether the registrant has filed all documents and reports required to be filed by Section 12, 13 or 15(d) of the Securities Exchange Act of 1934 subsequent to the distribution of securities under a plan confirmed by a court. Yes /x/ No /x/

     The aggregate market value of the registrant's common stock, par value $0.01 per share, held by non-affiliates of the registrant as of the close of business on February 28, 1994 (an aggregate of 15,572,532 shares out of a total of 27,475,049 shares outstanding at that time) is $165,458,152 computed by reference to the last reported sale price ($10.625) on the New York Stock Exchange on February 28, 1994. For purposes of the foregoing calculation only, all directors and executive officers have been deemed affiliates of the registrant.

     As of February 28, 1994, there were 27,475,049 shares of the registrant's common stock, par value $0.01 per share, outstanding.

                               DOCUMENTS INCORPORATED BY REFERENCE
                    Portions of the registrant's definitive proxy statement
                  relating to the 1994 special shareholder meeting -- Part III

                                        TABLE OF CONTENTS

                                                         Page
Part I.

    Item 1.         Business                                                   3

    Item 2.         Properties                                                21

    Item 3.         Legal Proceedings                                         21

    Item 4.         Submission of Matters to a Vote of
                    Security Holders                                          21

Part II.

    Item 5.         Market for Registrant's Common Equity
                    and Related Stockholder Matters                           22

    Item 6.         Selected Financial Data                                   23

    Item 7.         Management's Discussion and Analysis
                    of Financial Condition and Results of
                    Operations                                                25

    Item 8.         Financial Statements and
                    Supplementary Data                                        30

Part III.

    Item 9.         Changes in and Disagreements with the
                    Accountants on Accounting and Financial
                    Disclosure                                                50

    Item 10.        Directors and Executive Officers of the
                    Registrant                                                50

    Item 11.        Executive Compensation                                    52

    Item 12.        Security Ownership of Certain Beneficial
                    Owners of Management                                      54

    Item 13.        Certain Relationships and Related
                    Transactions                                              56

Part IV.

    Item 14.        Exhibits, Financial Statement Schedules,
                    and Reports on Form 8-K                                  59

    Signatures                                                               63

                                             PART I

Item 1.  Business


THE COMPANY

American Healthcare Management, Inc. (together, unless the context otherwise requires, with its subsidiaries, "AHI" or the "Company") is a health care services company engaged in the operation of 16 general acute care hospitals in nine states, with a total of 2,028 licensed beds. The Company owns 14 of these hospitals and operates two under leases.
The Company's hospitals provide a range of medical/surgical inpatient and outpatient services, with a particular focus on primary care services such as obstetrics, pediatrics and minimally invasive and routine surgeries.

In 1987, AHI filed for reorganization under Chapter 11 of the Federal Bankruptcy Code. While in bankruptcy, the Company disposed of various assets and properties. On December 29, 1989 (the "Effective Date"), the Company's Internal Plan of Reorganization (the "Plan") became effective and the Company emerged from reorganization proceedings. In connection with the Plan, a new Board of Directors was appointed and a new President and Chief Executive Officer was elected. Since the Effective Date, AHI has sold various assets for aggregate gross proceeds of approximately $32 million. Further, since the Effective Date, AHI has acted to improve operating margin and cash flow by repositioning its operations to focus on primary medical/surgical acute care services, establishing services and programs to increase outpatient revenues, relocating the corporate office, replacing all, and substantially reducing the number of, corporate personnel, implementing a new management information system to monitor costs, cash flow and quality outcome and hiring new administrators at 13 of the Company's hospitals.

In addition, the Company's financial management efforts have been focused on deleveraging the capital structure, enhancing cash generation, managing working capital needs and funding capital projects. In July of 1993, the Company issued $100,000,000 of 10%, senior subordinated notes, due 2003 (the "Notes"). The proceeds were used to pay down debt and for general corporate purposes, including capital expenditures. Also, in July 1993, the Company entered into an amended credit facility to provide $42.5 million of a term loan facility, $20 million of a revolving credit line for working capital and a $60 million credit line to fund certain permitted acquisitions (the "Credit Facility").

Since the year ended December 31, 1989, on a same-hospital basis, AHI has increased hospital operating net revenue from $259.8 million in 1989 to $339.4 million in 1993, a 30.6%
increase. For the same period, on a same-hospital basis, outpatient gross revenue grew 68.3%, and hospital operating costs were reduced from 89.5% to 84.5% of net revenue. Earnings before interest, taxes, depreciation, write-downs of assets and other charges ("EBITD") from hospitals (i.e., before corporate overhead) increased from $27.2 million in 1989 to $52.7 million in 1993, and EBITD from hospitals as a percentage of net revenue grew from 10.5% to 15.5%. During this period, corporate expenses were reduced $9.1 million and accounts receivable at year-end decreased from $52.9 million in 1989 to $45.8 million in 1993, notwithstanding the fact that during this period net revenue increased. The Company reduced its indebtedness by more than $58.5 million during this period through asset dispositions, internally generated cash flow and a debt-for-equity exchange. The Company's debt to capitalization ratio has been reduced from 89.1% at December 31, 1989 to 55.9% at December 31, 1993.

Since the beginning of 1990, AHI has instituted a variety of programs to improve the health care services and operating results of its hospitals as part of a strategy to achieve profitable growth in an environment increasingly dominated by fixed reimbursement payors (such as government-sponsored and managed care insurance programs). These programs include:

    > emphasizing particular medical and surgical services which management believes will augment market share and produce improved margins;

    > targeting capital improvement projects to provide or enhance services for which the Company expects demand to remain stable or increase;

    > managing costs to reduce the impact of the continuing shift to a fixed reimbursement environment and to allow the Company to price its services more competitively to attract managed care plans;

    >        establishing networks of primary-care,
             medical/surgical physician practices to expand service areas and patient bases and thus to better position the Company to participate in managed care contracts; and

    > developing a quality outcome measurement system to monitor effectiveness of services provided.


PROPOSED MERGER

On November 18, 1993, the Company entered into a definitive Agreement and Plan of Merger with OrNda HealthCorp ("OrNda") pursuant to which the Company will merge with and into OrNda. Such Agreement, as amended and restated as of January 14, 1994, is referred to herein as the OrNda Merger Agreement.
It is expected the transaction will be a stock-for-stock, tax-free exchange and accounted for as a pooling-of-interests. Under the terms of the OrNda Merger Agreement, which was unanimously approved by the Boards of Directors of both companies, the Company's shareholders will receive 0.6 of a share of OrNda Common Stock in exchange for each share of the Company's Common Stock held.

Additionally, pursuant to a Waiver and Consent Agreement dated February 3, 1994 by and among OrNda and the holders of a majority in principal amount of the Notes, as consideration for their agreement to make certain changes to the Notes' Indenture to effect the merger and other matters, OrNda will
(i) make consent payments to the holders on the closing date of the merger of $15.00 for each $1,000 principal amount of the outstanding Notes and (ii) following the consummation of the merger, increase the rate of interest on the Notes from 10% per annum to 10 1/4% per annum. The merger will cause a "change of control" under the Notes, which, therefore, will allow each holder of the Notes to require the Company to repurchase all or a portion of the Notes owned by such holder at 101% of the principal amount thereof, together with accrued interest thereon to the date of repurchase. Although the Company does not anticipate that a substantial amount of the Notes will be tendered for repurchase, if any, OrNda has made financial arrangements to provide funding, to the extent necessary, for the repurchase of any Notes tendered.

Consummation of the merger is subject to shareholder approval of both companies. A special meeting of the Company's shareholders is scheduled to be held April 19, 1994. Shareholders of the Company representing approximately 44% of the Company's Common Stock outstanding as of March 4, 1994 have informed the Company that they intend to vote such shares in favor of the merger. The Company's management believes that sufficient additional AHI shareholders to approve the merger will vote in favor of the transaction. OrNda shareholders owning approximately 49% of OrNda's common stock outstanding as of the record date have granted irrevocable proxies to AHI pursuant to which AHI has the power to vote the OrNda shares owned by them in favor of the merger.


INDUSTRY ANALYSIS

Health care expenditures are a large part of the U.S. economy and continue to escalate. In 1993, health care expenditures amounted to approximately $940 billion, an increase of approximately 12.1% from 1992, and approximately 30% of these expenditures were attributable to general acute care hospitals. Since 1989, the average annual compound growth rate in health care spending attributable to general acute care hospitals has been 11%. During this same period, hospital utilization rates (the rate of admissions and patient days per one thousand population) have declined, reflecting more stringent controls and cost-containment efforts by payors of hospital services, and there has been a partial shift of patients from hospital inpatient to hospital outpatient and alternate site settings.

Management believes that the acute care hospital will continue to be the centerpiece in the delivery of health care. Notwithstanding growth in the number and type of alternative site providers, management believes that hospitals can, with more efficient operations and effective pricing practices, recover a significant amount of the business which initially shifted to alternate site providers because these providers do not offer the range of care generally available at acute care hospitals and because management believes that the trend toward managed care will continue to put pressure on pricing and profitability levels of alternative site providers. In addition, management believes that in the future the industry will generally experience increasing usage of inpatient and outpatient services as a result of the aging of the population; expanded health coverage, which is an anticipated part of health care reform; and the general growth in population.

In management's view, cost containment pressures are causing the role of the primary care physician within the health care delivery system to become more central as compared to that of the specialist. Managed care and fixed reimbursement payor arrangements have created incentives for care to be delivered by primary care physicians rather than specialists. Thus, the role of the primary care physician as gatekeeper, as the professional who chooses whether and when patients should be referred to particular specialists or other providers (such as hospital), has been enhanced. In certain markets, particularly where there is substantial managed care, the enhanced position of the primary care physician has resulted in two parallel developments. First, there has been an increased consolidation of primary care physicians into larger medical groups, some of which can potentially provide professional coverage over broad geographic areas. Second, because of the role of the primary care physician as gatekeeper, there is competition among hospitals for the loyalty of such physicians, and, as a result, there have been increased affiliations, and in some cases consolidations, between hospitals and primary care physicians. Management believes that it will be necessary to respond to such developments in order to maintain the Company's position in these markets.

Over the last decade, changes in reimbursement policy have significantly affected hospital revenues. In 1990, Medicare accounted for approximately 33% of hospital revenues in the U.S. Since the advent in 1983 of Medicare's prospective payment system (with fixed reimbursements based upon a system of diagnosis-related groups ["DRGs"] determined by a patient's principal diagnosis) for hospital inpatient reimbursement, hospital Medicare revenues have become tied more to the nature of the diagnosis leading to hospital admission and the volume of admissions and less to patients days, the traditional basis of hospital revenues. Due to these changes in Medicare reimbursement methodology, hospitals are generally focusing on increased admissions and expense reduction measures rather than longer length-of-stay patient procedures. In addition, with the rise of a fixed reimbursement based on DRGs, the management of resources used during each patient stay becomes an important factor in the financial success of a hospital. As health care costs have increased, Medicaid (the federally subsidized and mandated state program for categorical grant programs), insurance companies, and employers have adopted many of the same types of cost containment methodologies employed by the Medicare program. Most notably, employers have turned to HMO- and PPO-sponsored plans as alternatives to indemnity health insurance coverage, and a number of states have moved away from cost-based reimbursement to varying methods to limit hospital expenditures, such as per diem, negotiated rates, and in some cases DRG-based reimbursement. At the end of 1992, approximately 17.5% of the population was covered by HMO plans compared with approximately 13.9% three years earlier.

Management believes that a high percentage of the population in the markets in which the Company operates is covered for hospital care by managed care or fixed reimbursement methodologies. In management's experience, these payors have been seeking low-cost providers who can demonstrate that hospitalization at their facilities will generally result in favorable outcomes for patients. In 1993, AHI derived approximately 71% of its gross patient revenues from governmental payors and approximately 12% from non-governmental payors from which it receives fixed reimbursement (through agreements providing for flat pricing).

On an industry-wide basis, hospital operating costs per discharge increased an average of 9.4% from 1983 to 1989, and management believes that this trend has continued through 1993. The increases can be attributed to increases in the severity of condition of the patients hospitalized (which can be generally attributed to the incentives payors have created for patients whose conditions are less medically serious to seek treatment in non-hospital settings); the shift to outpatient services; technological innovation; increases in health care labor rates, supplies, equipment and drug costs; trends towards lower lengths of stay; and trends towards more costly physician practice patterns. Generally, revenue increases earned through either price increases or changes in fixed reimbursement levels have not kept up with the cost increases. As a result, hospitals have sought operating efficiencies, changed the focus of business development, and increased the competition for patient volume.

On November 20, 1993, President Clinton submitted proposed comprehensive health care reform legislation, The Health Security Act of 1993 (the "Act"), to Congress. A central component of the Act is the restructuring of health insurance markets through the use of "managed competition." Under the Act, states would be required to establish regional purchasing cooperatives, known as "regional alliances," that would be the exclusive source of coverage for individuals and employers with less than 5,000 employees. "Employer Mandates" would require all employers to make coverage available to their employees and contribute 80% of the premium, and all individuals would be required to enroll in an approved health plan. Regional alliances would contract with health plans that demonstrate an ability to provide consumers with a full range of benefits, including hospital services, and the provision of such benefits would be mandated by the federal government. The federal government would provide subsidies to low-income individuals and certain small businesses to help pay for the cost of coverage. These subsidies and other costs of the Act would be funded in significant part by reductions in payments by the Medicare and Medicaid programs to providers, including hospitals. The Act would also place stringent limits on the annual growth in health plan premiums. Other comprehensive reform proposals have been or are expected to be introduced in Congress.
These other proposals contain or are expected to contain coverage guarantees, benefit standards, financing and cost control mechanisms which are different than the Act. Many other proposed health reform initiatives have been introduced in the Congress. Therefore, the Company is unable to predict what, if any, reforms will be adopted, or when any such reforms will be implemented. No assurance can be given that such reforms will not have a material adverse impact on the Company's revenues or earnings.


BUSINESS STRATEGY

Effect of Merger with OrNda
___________________________

In connection with the previously discussed merger between AHI and OrNda, certain aspects of the Company's business strategy may change. For example, certain OrNda hospitals provide tertiary care services versus AHI's emphasis on providing principally primary care services. Furthermore, OrNda's strategy to acquire additional acute care hospitals may be different subsequent to the merger due to differences in the type of services emphasized and because of the terms of a new credit facility negotiated in contemplation of the combined companies. Additionally, different strategies relating to hospital dispositions may need to be developed. Other aspects of the Company's business strategy may also be affected. The following discussion relates to the Company's current business strategy, exclusive of considerations relating to the merger.

Emphasis on Specific Services
_____________________________

The Company's hospitals focus on the delivery of primary medical/surgical care services, including obstetrics, pediatrics, and minimally invasive and routine surgeries.
The Company's strategy is based on its belief that (i) these basic health care services will continue to experience steady or growing demand because health care cost containment efforts are likely to be aimed at costly or redundant services, (ii) services such as obstetrics and pediatrics currently receive generally favorable reimbursements from fixed reimbursement plans (including from Medicare and Medicaid) and are least likely to be adversely affected by future federal, state, and third-party insurance reimbursement policy changes, and (iii) concentration on primary care eliminates the need to maintain costly specialist medical teams and dedicated facilities for more complex tertiary procedures, helping the Company control costs.

AHI has responded to the shift of certain procedures to outpatient settings by enhancing its hospitals' outpatient capabilities with improved outpatient diagnostic and surgical services, and by introducing minimally invasive surgery to shorten, and in some cases eliminate, overnight patient stays. The Company's hospitals emphasize outpatient services such as short-stay, minimally invasive surgeries that management believes will experience steady or growing demand, as a result of pressure by third-party payors to shift treatments to the less costly outpatient setting, and offer attractive margins. The Company believes that it is well positioned in relation to alternative site providers of outpatient services because its acute care hospitals can offer a broader range of services at competitive prices.

Cost Management
_______________

A central aspect of the Company's strategy is to position itself as a low-cost provider of health care services. The
Company's management devotes a substantial portion of its efforts on managing costs to improve operating income.
Management believes its expertise and efforts in this area will allow the Company to operate successfully in an increasingly fixed reimbursement environment.

AHI has developed a centralized management information system which provides both hospital and corporate management with immediate access to financial, operational and clinical data. This system assists the Company in managing resource consumption by allowing it to (i) track patients' lengths of stay, (ii) monitor physician admitting patterns and treatment practices to identify and correct resource overutilization,
(iii) continuously monitor and adjust staffing levels in response to hospital census fluctuations, (iv) screen services to identify and eliminate those that are unprofitable, (v) analyze proposed capital expenditures in light of return on investment goals, and (vi) monitor the use of high-cost pharmaceuticals consistent with established protocols. The Company's cost control efforts also include controls over supply purchases, including participation with other providers to take advantage of group purchasing discounts. In addition, AHI's emphasis on primary care medical services, which require, in general, the commitment of a lower "intensity" of resources than tertiary or other types of acute care services, is a fundamental component of AHI's cost management strategy.

As a result of the Company's efforts, AHI's payroll and benefits as a percentage of net revenue have declined from 44.6% in 1989 to 42.2% in 1993, and nonpayroll operating costs have been reduced from 47.3% of net revenue in 1989 to 43.9% of net revenue in 1993.

Primary, Medical/Surgical Care Physician Practice Development
_____________________________________________________________

The number of primary medical/surgical care physician practice groups has recently proliferated in response to the increasing influence of managed care plans as purchasers of health care services. Larger groups of physicians are able to negotiate better with managed care plans, which are seeking multiple primary medical/surgical care access points and favorable rates. The Company has organized groups of physicians to increase the breadth of the geographic base of primary medical/surgical care physicians which support the Company's facilities. The establishment of primary medical/surgical care physician networks, together with the Company's efforts to create a competitive cost structure and strategic alliances with tertiary care hospitals, as discussed below, are intended to improve the attractiveness of the Company's hospitals to purchasers of health care services, particularly managed care plans.

All of the Company's hospitals strive to create a physician-supportive atmosphere by involving physicians in the strategic planning of their hospitals and in more tangible decision-making processes, such as those relating to equipment acquisitions and facility improvements.

Quality Outcome Management
__________________________

A unique feature of the Company's management information system is a proprietary on-line Quality Outcome Measurement
System, designed to measure selected outcome indicators
(e.g., mortality, returns to operating room during same admission, unplanned transfers to intensive care, pressure ulcers not present on admission) and to identify where modifications to patient care are warranted. Measurement data is used to develop appropriate physician practice protocols, and to change practices where appropriate.

Targeted Capital Expenditures
_____________________________

Capital expenditures, aside from needed equipment replacements and remodeling, are targeted to increase capacity through expansion of existing services and new services. Allocation of capital to such projects is dependent upon specific criteria, including consistency with existing strategies and estimated return on investment. Currently, the projects expected to generate the greatest returns are at hospitals which are somewhat constrained by capacity, particularly for high-demand services within their service areas. Management believes the rates of return associated with these proposed capital investments are greater than AHI's cost of capital. Prior to July 1993, some of these expenditures had been delayed because of capital limitations inherent in AHI's capital structure. Upon AHI's issuance of $100 million of senior subordinated debt in July 1993, sufficient capital became available to fund these projects.

Strategic Alliances with Tertiary Care Hospitals
________________________________________________

AHI has developed an alliance between its Los Angeles area facilities and the Hospital of the Good Samaritan, a major tertiary care hospital in Los Angeles, in order to coordinate a full range of patient services within the Company's Los Angeles service area. Such a system is intended to eliminate duplication of high-cost capital improvements and increase access to managed care contracts for both AHI staff physicians affiliated with the system and AHI hospitals.

Management intends to strengthen and expand the Los Angeles alliance with the Hospital of the Good Samaritan through the formation of new physician groups to work within the alliance and through expansion of the alliance's geographic scope to include more of the Company's hospitals in the Southern California market.

The Company has targeted certain of the other markets in which it operates for the potential development of relationships similar to that which it is in the process of developing in Los Angeles. Through strategic alliances of this variety, the Company hopes to participate in integrated health care delivery systems in certain of its markets in order to obtain and retain market share.

Acquisitions
____________

On December 6, 1993, the Company signed a letter of intent with Quorum Health Group, Inc. ("Quorum") under which the Company will purchase Suburban Medical Center from a subsidiary of Quorum. Suburban Medical Center in Paramount, California, consists of a 184-bed acute care hospital and two medical office buildings, all of which are leased on a long-term basis from an unrelated third party. The proposed transaction is subject to the completion of a definitive agreement and the satisfaction of customary closing conditions and obtaining certain approvals. The Company's management anticipates that OrNda will complete the transaction by May 31, 1994.

The Company does not currently have any other agreements or understandings relating to the acquisition of any hospital by the Company, but the Company is periodically made aware of opportunities which the Company evaluates in light of strategic, operational and financial objectives.

Hospital Operations
___________________

The Company's hospitals are general acute care hospitals which offer a range of medical services, including inpatient services such as operating/recovery rooms, intensive care and coronary care units, diagnostic services and emergency room care and outpatient services such as same-day surgery, laboratories, pharmacies and rehabilitation services. The Company concentrates on primary care services, such as obstetrics, pediatrics and minimally invasive and routine surgeries. Because the Company's strategy is to provide these basic services on a cost-effective basis, its hospitals generally do not provide more complicated services, such as open-heart and neurosurgeries, which require maintenance of high-cost specialist medical teams and facilities. Certain of the Company's hospitals provide selected specialty services, such as cardiocatheter procedures, lung laser surgery, psychiatric care and neurological care.

Each of the Company's sixteen hospitals is managed on a day-to-day basis by a locally based administrator and a financial controller. In addition, a local governing board, which includes members of the hospital's medical staff and community members, monitors the medical, professional and ethical practices at each hospital. Each of the Company's hospitals is responsible for ensuring that it conforms to all applicable regulatory and licensure standards and requirements.

The following table sets forth certain information relating to each of the sixteen hospitals operated by the Company at December 31, 1993. The Company's indebtedness under the
Credit Facility (see Item 8, Financial Statements and
Supplementary Data) is secured by liens on all owned properties listed below, except Plateau Medical Center.
Certain properties also secure other debt agreements, principally mortgages.

                                                                                                    Licensed Occupancy
Licensed Facility                                Location                     Title              Beds*        Rates**

California
  Chapman General Hospital                       Orange                      Leased (1)              99          36.4%
  Community Hospital                             Huntington Park             Leased (2)              99          22.7
  Mission Hospital                               Huntington Park             Owned                  127          25.9
  Greater El Monte Community                     South El Monte              Owned                  115          44.4
  Monterey Park Hospital                         Monterey Park               Owned                  102          54.6
  Woodruff Community Hospital                    Long Beach                  Owned (3)               96          40.8

Florida
  North Bay Medical Center                       New Port Richey             Owned                  122          67.4

Louisiana
  Minden Medical Center                          Minden                      Owned (3)              108          25.9

Nevada
  Lake Mead Hospital
    Medical Center                               North Las Vegas             Owned (4)              163          63.3

Oregon
  Eastmoreland Hospital                          Portland                    Owned (3)              100          23.8
  Woodland Park Hospital                         Portland                    Owned (5)              209          18.6

Tennessee
  Gibson General Hospital                        Trenton                     Owned                  101          30.3

Texas
  Pasadena General Hospital                      Pasadena                    Owned (3)              146          14.9
  Sharpstown Hospital                            Houston                     Owned                  190           9.9

Washington
  Puget Sound Hospital                           Tacoma                      Owned                  160          49.6

West Virginia
  Plateau Medical Center                         Oak Hill                    Owned (6)               91          54.5
                                                                                                _______
                                                                                                  2,028          35.2%
____________________________
*           The number of licensed beds represents the number of beds permitted in the facility under its state license.  In certain instances, the number of beds actually available for patient care is less than the number of licensed beds.
**          Based on the number of licensed beds.
***         Weighted average.
(1)         Lease expires December 31, 2003, subject to renewal by the Company until December 31, 2013.
(2)         Lease expires November 25, 2023.
(3)         Subject to mortgage (in addition to liens under the Credit Facility, which extend to all hospital properties other than Plateau Medical
            Center).
(4)         A portion of the land on which the facility is located is leased, and such ground lease expires on June 30, 2031, subject to renewal by the
            Company until June 30, 2046.
(5)         The land on which the facility is located is leased, and such ground lease expires December 1, 2019.
(6)         Subject to Industrial Development Bond financing and mortgage issued through a local government authority.

The Company owns or leases at least 10,000 square feet of space in 14 medical office buildings in proximity to 10 of its hospitals. The aggregate square footage of this owned or leased space is approximately 450,000 square feet. Also, the Company leases approximately 17,000 square feet of executive office space in Valley Forge Square, King of Prussia, Pennsylvania. The lease expires October 31, 1995, subject to renewal by the Company until October 31, 2005.

Each of the Company's hospitals is a Medicare- and Medicaid-approved provider. Each hospital has established a quality assurance program to support and monitor quality of care standards and to meet applicable accreditation and regulatory requirements. All but one of the Company's hospitals are accredited by the Joint Commission on Accreditation of Health Care Organizations. The Joint Commission is a nationwide commission that establishes standards relating to the physical plant, administration, quality of patient care and operation of medical staffs. The hospital that is not accredited by the Joint Commission is Eastmoreland General Hospital, which is accredited by the American Osteopathic Association.

In addition to the hospitals listed above, the Company owns a 37-bed acute care hospital and related medical office facilities in Wylie, Texas (the "Wylie Hospital"). On February 3, 1989, the Company, as lessor, entered into a Lease Purchase Agreement (the "Wylie Lease") for the Wylie Hospital with Physicians Regional Hospital, Inc., a Texas Corporation, the successor to Healthcare Enterprises of North Texas, Ltd., a Texas limited partnership ("HENT"). The Wylie Lease has a ten-year term and contains a purchase option.
On March 12, 1993, HENT sought protection under Chapter 11 of the U.S. Bankruptcy Code, and was discharged from bankruptcy on March 1, 1994. The Company expects to fully recognize the benefits of the Wylie Lease.

STATISTICAL DATA

The following table sets forth certain operating statistics for hospitals operated by the Company during the last three fiscal years.

                                                                        Year Ended December 31,
                                                                     __________________________
                                                             1991           1992           1993
                                                          _______         ______        _______
Owned or leased hospitals
  (end of period)                                              16             16             16
Licensed beds                                               2,028          2,028          2,028
Admissions--Medical/Surgical                               43,050         43,177         45,736
Admissions--Other                                           5,002          5,070          5,490
Admissions--Total                                          48,052         48,247         51,226
Average daily census                                        687.1          687.4          713.3
Average length of stay (days)                                 5.2            5.2            5.1
Inpatient surgeries                                        13,981         14,193         14,407
Outpatient surgeries                                       17,911         19,625         19,417
Emergency room visits                                     148,910        153,758        158,120
Outpatient revenue as a % of
  patient revenues                                          24.0%          24.3%          24.1%

The Company's management believes that occupancy rates have been adversely impacted by the types of services offered at the Company's hospitals and by increasing participation in HMO and PPO programs in the populations served by its hospitals, all of which tends to reduce lengths-of-stay and increase the use of outpatient facilities. In addition, management has implemented cost-management strategies to reduce lengths-of-stay.

The occupancy rate of a hospital is further affected by a number of factors, including the number of physicians admitting patients to the hospital and the nature of their practice, changes in the number of beds, the composition and size of the local population, general and local economic conditions and variations in type and quality of other hospitals in the area. There are increasing pressures from many sources to increase the rate of inpatient hospital utilization. Among these pressures is the increasing emphasis on ambulatory and outpatient care, diagnostic services and preventive medicine. The Company is aggressively developing its outpatient business and attempting to increase each hospital's capacity to handle the anticipated increase in outpatient volume.

The psychiatric and chemical dependency industry continues to experience declining admissions. Insurers have intensified their efforts to reduce utilization by denying admission and payment, requiring shorter lengths of stay or forcing treatment into an outpatient setting and reducing reimbursement for services. The Company's strategy, with respect to this business, has been to support programs in markets where a need for such programs exists and where reimbursement is favorable, but not to seek other opportunities in these areas or add units in hospitals that do not already provide these services.

SOURCES OF REVENUE

The Company's hospitals receive substantially all of their payments for health care services from the federal government's Medicare program, state government Medicaid programs, private insurance carriers, HMOs, PPOs and from patients directly.

The approximate percentages of gross patient revenue (before contractual allowances and other deductions) and net patient revenue derived by the Company's acute-care hospitals for the following years ended December 31 were as follows:

                                                             Gross Revenue                        Net Revenue
                                                   1991        1992         1993          1991        1992        1993
Medicare                                           38.2  %     38.6  %      37.7 %        31.9 %      33.0  %     34.2  %
Medicaid                                           20.5        25.1         29.4          10.5        16.6        21.2
Managed Care                                       15.4        17.6         16.0          13.0        12.3        13.0
All other payors,
 including self-payors
  and private insurance
  companies                                        25.9        18.7         16.9          44.6        38.1        31.6

Total sources of
  patient revenue                                 100.0  %    100.0  %     100.0 %       100.0 %     100.0  %    100.0  %


Amounts received under Medicare, Medicaid and cost-based Blue Cross and from managed care organizations, such as HMOs and PPOs, generally are less than the hospitals' customary charges for the services provided. Patients are generally not responsible for any difference between customary hospital charges and amounts reimbursed under these programs for such services, but are responsible to the extent of any exclusions, deductibles or co-insurance features of their coverage. In recent years, the Company's hospitals have experienced an increase in the amount of such exclusions, deductibles and co-insurance. See "Reimbursement."

Following the initiative taken by the federal government to control health care costs, other major purchasers of health care, including states, insurance companies and employers, are increasingly negotiating the amounts they will pay for services performed rather than simply paying health care providers the amounts billed. Managed care organizations such as HMOs and PPOs, which offer prepaid and discounted medical service packages, represent an increasing segment of health care payors.


REIMBURSEMENT

The two primary governmental programs under which the Company's hospitals receive reimbursement for health care services are Medicare and Medicaid. Medicare is a federal program that provides certain hospital and medical insurance benefits to persons age 65 and over, some disabled persons and persons with end-stage renal disease. Medicaid is a federal-state program administered by the states which provides hospital benefits to qualifying individuals who are unable to afford care. All of the Company's hospitals are certified as providers of Medicare and Medicaid services.
The Civilian Health and Medical Program of the Uniformed Services ("CHAMPUS") is a program administered by the U.S. Department of Defense which provides hospital benefits to military retirees and dependents of active duty military personnel when these persons are unable to obtain treatment in federal hospitals. Amounts received under Medicare, Medicaid and CHAMPUS programs are generally less than the hospital's customary charges for the services provided. Blue Cross is a nonprofit, private health care program that funds hospital benefits through independent plans that vary in each location.

In 1993, Medicare and Medicaid accounted for approximately 67% and 55% of the Company's gross and net patient revenue, respectively. These governmental reimbursement programs are highly regulated and subject to frequent changes which can significantly reduce payments to hospitals. In recent years, changes in these programs have significantly reduced reimbursement rates paid to hospitals. In light of the Company's hospitals' high percentage of Medicare and Medicaid patients, the Company's ability in the future to operate its business successfully will depend in large measure on its ability to adapt to changes in these programs.

Medicare
________

Beginning in 1983, reimbursement to hospitals under the Medicare program changed significantly and these changes have had, and are expected to continue to have, significant effects on the Company's hospitals and the health care industry in general. Prior to 1983, Medicare reimbursed acute care hospitals on a cost-based system. In 1983, Medicare established a prospective payment system under which inpatient discharges from acute care hospitals are classified into categories of treatments, known as DRGs, which classify illnesses according to the estimated intensity of hospital resources necessary to furnish care for each principal diagnosis. Hospitals generally receive a fixed amount per Medicare discharge based upon the assigned DRG (the "DRG rates") regardless of how long the patient remains in the hospital or the volume of ancillary services ordered by the attending physician. In certain limited circumstances, Medicare will also pay an extra "outlier" payment for extraordinary Medicare cases involving long hospital stays or significant amounts of costs incurred. Under the prospective payment system, hospitals generally are encouraged to operate with greater efficiency, since they may retain payments in excess of costs but must absorb costs in excess of such payments. No assurance can be given that the operating costs of the Company's hospitals with respect to Medicare inpatients will not exceed their applicable DRG rates.

The Secretary of the Department of Health and Human Services ("HHS") is required to establish annual increases in the DRG rates to counter inflationary pressure. In each year since 1984, however, the increases in the DRG rates have been determined by Congress as part of the federal budget process. DRG rates have increased at an average annual rate of approximately 3% over the last three years, an average rate well below market basket inflation. DRG rates effective for discharges on or after October 1, 1993 were increased 1.8% for hospitals in large urban and other urban areas and 3.3% for hospitals in rural areas.

Medicare reimbursement for hospital outpatient services is currently based on a blended rate. Depending on the service, a certain percentage of the blend is based on a facility's reasonable costs and the remaining percentage is derived from a fixed fee schedule amount. Because of the fixed nature of the reimbursement for outpatient services, the ultimate impact on a hospital depends upon its ability to control the costs of providing such services. The Secretary of HHS is charged with developing a proposal for a prospective pricing system for all outpatient services. Such a system would cause a hospital with costs above the payment rate to incur losses on such services provided to Medicare beneficiaries.

In addition to DRG payments, Medicare provides a payment amount for hospitals ("disproportionate share hospitals") that (a) serve a significantly disproportionate share of low-income patients or (b) that are located in an urban area, have 100 or more beds and can demonstrate that more than 30% of their revenues are derived from state and local government payments for indigent care provided to patients not covered by Medicare or Medicaid. The amount of additional payment varies depending upon the location of the hospital (urban versus rural) and the number of hospital beds. There is no assurance that future changes in federal law will not have an adverse effect on a hospital's qualification as a disproportionate share hospital or on the amount of the additional payment.

Through September 30, 1991, payments for hospital capital-related costs of inpatient care were not included in the DRG payments but were reimbursed separately on a "reasonable and allowable cost" basis. However, commencing October 1, 1991, Medicare payments for capital costs are based upon a prospective payment system similar to the inpatient operating cost prospective payment system ("PPS"). A separate per-case standardized amount is paid for capital costs, adjusted to take into account certain hospital characteristics and weighted by DRG.

The capital cost PPS is subject to a ten-year transition period. Two alternative payment methods apply during the transition period, one being a prospective method and the other a "hold harmless" method for high capital cost hospitals. The prospective method is a blend of "standard federal rates" and the subject hospital's specific rate, with adjustments to each of those rates based on certain factors. Over a ten-year transition period the federal portion of the rate increases gradually until payment is based entirely on the federal rate. Hospitals with hospital specific rates above the federal rate receive hold harmless payments during the transition period. At any point during the 10-year transition period, a hospital may be paid fully at the federal rate if that rate is more favorable to the hospital.

For each fiscal year during the transition period, a payment "floor" will be in effect, which generally provides that at least 70% of allowable capital-related costs for most hospitals (90% for sole community providers and 80% for hospitals located in urban areas and which have over 100 beds and a "disproportionate share" percentage of at least 20.2%) will be paid.

For HHS fiscal years 1993 through 1995, HHS proposes to update the federal rate based on actual increases in capital-related costs per case in the previous two years. Beginning in fiscal year 1996, HHS proposes to determine the update using the capital "market basket" index designed to reflect changes in capital requirements and new technology.

Of the sixteen hospitals owned or leased by the Company, eleven are located in large urban areas, three are located in small urban areas, and two are located in rural areas, accounting for approximately 67%, 25%, and 8% of the Company's Medicare inpatient gross revenue, respectively, for the year ended December 31, 1993. The Omnibus Budget Reconciliation Act of 1989 established a mechanism by which hospitals can apply for geographical reclassification to improve Medicare payment to the hospital under certain circumstances. Applications for reclassification are made to the Medicare Geographical Classification Review Board and must be renewed annually. Because, under the statute, the aggregate reimbursement effects of geographical reclassifications must be budget neutral, these provisions may have an adverse impact upon Medicare payments to hospitals that are not eligible for reclassification. The Company has received approval for Medicare geographical reclassification for two of its hospitals effective October 1, 1993, having the effect of providing $0.5 million of additional reimbursement to the Company for the Medicare fiscal year ending September 30, 1994.

Considerable uncertainty surrounds the future determination of payment levels for DRGs and for other services currently being reimbursed on a cost basis. Congress could consider further legislation in the prospective payment area, such as further reducing or eliminating DRG rate increases or otherwise revising DRG rates. Also, substantial areas of the Medicare program are subject to legislative and regulatory change, administrative rules, interpretations, administrative discretion, governmental funding restrictions and requirements for utilization review (such as second opinions for surgery and preadmission criteria). These matters, as well as more general governmental budgetary concerns, may significantly reduce payments made to the Company's hospitals under such programs, and there can be no assurance that future Medicare payment rates will be sufficient to cover cost increases in providing services to Medicare patients.

Medicaid
________

Most state Medicaid payments are made under a prospective payment system or under programs to negotiate payment levels with individual hospitals. Medicaid is currently funded approximately 50% by the states and approximately 50% by the federal government. The federal government and many states are currently considering significant reductions in the level of Medicaid funding while at the same time expanding Medicaid benefits, which could adversely affect future levels of Medicaid reimbursement received by the Company's hospitals.

On November 27, 1991, Congress passed the Medicaid Voluntary Contribution and Provider-Specific Tax Amendments of 1991 limiting states' use of provider taxes and donated funds to obtain federal Medicaid matching funds. The legislation prohibits the establishment of new voluntary donation programs and provides that provider taxes will be eligible for federal matching only if taxes apply to all providers in a class and if providers are not held harmless from the cost of the tax by compensating state payments.

The legislation provides a transition period whereby voluntary donation programs in effect as of September 30, 1991 and provider tax programs in effect as of November 22, 1991 may continue through September 30, 1992. However, for states with fiscal years beginning after July 1, such programs were permitted to continue through December 31, 1992, and for states with no legislative session scheduled in 1992 or 1993, such programs are permitted to continue through June 30, 1993.

The legislation also establishes a national limit on disproportionate share hospital adjustments (additional amounts required to be paid to hospitals providing a disproportionate amount of Medicaid and low-income inpatient services) equal to 12% of total Medicaid spending for each fiscal year effective January 1, 1992. Individual states are subject to a 12% cap; however, states currently using a greater percentage of their Medicaid expenditures for disproportionate share hospital payments may continue at current levels. Adjustments will be made for states with unusually high disproportionate share expenditures. After January 1, 1996, states will not be subject to the disproportionate share payment limits if Congress adopts new maximum payment rules.

Because the Company cannot predict precisely what action states will take as a result of this legislation, the Company is unable to assess the effect of this legislation on its business.

State Medicaid payments are now generally made under a prospective payment system or under programs to negotiate payment rates with individual hospitals. Such payments, however, generally are substantially less than a hospital's cost of services. The federal government and many states are currently considering ways to limit the increase in the level of Medicaid funding which, in turn, could adversely affect future levels of Medicaid reimbursement received by the Company's hospitals.

Other Payors
____________

In 1993, revenue from non-Medicare and non-Medicaid payors represented 33% and 45% of the Company's gross and net patient revenue, respectively. These payors include (i) a number of managed care contractual arrangements, including HMOs, PPOs, most Blue Cross plans, CHAMPUS, and certain workers' compensation arrangements, (ii) commercial insurance carriers, and (iii) those without any other form of health insurance coverage.

Managed Care--In 1993, revenue from managed care plans represented approximately 16% and 13% of the Company's total gross and net patient revenue, respectively. Hospitals contract directly with these plans. Payments for services are made directly to hospitals in amounts that are usually less than a particular hospital's established charges. In most cases, payments for inpatient services are calculated on a per diem basis, while outpatient reimbursement is usually based on a percentage of established charges.

The percentage of the population covered by managed care varies substantially depending on the geographic area. If changes resulting from health care reform or the general business environment encourage substantially increased managed care, there could be a major adverse financial impact on hospitals in regions where there is a rapid expansion of managed care, either because certain hospitals may not be able to develop the contractual arrangements to participate in managed care programs or because those that do participate may not be able to respond adequately to increased cost containment pressures.

The number of managed care plans has declined nationally over the past three years. However, while the number of plans has decreased with the recent consolidation of the HMO industry, the number of HMO enrollees increased, largely due to fast growth of hybrid HMO plans known as "open ended options" and "point of service" plans. Managed care, including HMOs, has also been gaining in political popularity as an effective means of health care cost containment.

Hospitals must contend with rapid changes within the managed care movement. As managed care evolves, the Company believes that quality and how it is measured will become more important to purchasers of health care services and more financial risk will be forced on providers.

The Company's failure or inability to participate in many managed care plans remains a major impediment for the Company to increase market share. In addition, some of the Company's hospitals (those in California, Las Vegas and Tacoma) participate in the lower priced/lower cost managed care plans.

Commercial Insurance--In 1993, revenue from commercial insurance carriers represented 12% and 23% of the Company's gross and net patient revenue, respectively. Commercial insurance companies reimburse their policyholders or make direct payments to hospitals on the basis of the particular hospital's established charges and the coverage provided for within their insurance policies. Revenues from these patients more closely approximate established charges than those from other types of admissions.


GOVERNMENTAL REGULATIONS

The Company's facilities are generally subject to extensive federal, state, and local regulations relating to licensure, conduct of operations, construction of new facilities, the expansion or acquisition of existing facilities and the offering of new services. Failure to comply with applicable laws and regulations could result in, among other things, the imposition of fines, temporary suspension of admission of new patients to a facility or, in extreme circumstances, exclusion from participation in government health care reimbursement programs (from which the Company derived approximately 55% of its net revenue in 1993) or revocation of facility licenses. The Company believes that it conducts its business in substantial compliance with all laws material to the conduct of its business.

EXPANSION

Approvals of new facilities to be constructed and for renovations of or additions to existing facilities may be subject to various governmental requirements and approvals, including the issuance of certificates of need by certain state agencies authorizing such projects. Availability of reimbursement under government programs is often contingent upon such authorizations. Some of the states in which the Company's health care facilities are located have adopted certificate of need or equivalent laws which generally require that the appropriate state agency approve certain acquisitions and determine that the need for additional beds, new services and capital expenditures exist prior to implementation. State approvals often are issued for a specified maximum expenditure and require implementation of the proposed improvement within a specified period of time. Failure to obtain necessary state approval can result in the inability to complete the acquisition or addition, the imposition of civil or, in some cases, criminal sanctions, and the revocation of the facility's license. Various states in which the Company's hospitals are located have proposals pending for the expansion of their regulatory schemes. Further, some of the states have other proposals under study and consideration regarding statewide reform of health care delivery systems. Therefore, there can be no assurance that reimbursement will continue to be available for the expenses the Company is currently reimbursed by such state programs, or that the Company will be able to construct or renovate its facilities or add beds or services in such services in such manner and at such time as it deems appropriate.

ANTI-KICKBACK STATUTE

Section 1128B of the Social Security Act (the "Anti-Kickback Statute") provides criminal penalties for individuals or entities that knowingly and willfully offer, pay, solicit or receive remuneration ("kickbacks") in order to induce business reimbursed under the Medicare or Medicaid programs. An offense is a felony and is punishable by fines up to $25,000 and imprisonment for up to five years. The Office of the Inspector General of the Department of Health and Human Services ("OIG") also has authority to exclude an entity from participation in the Medicare and Medicaid programs if it is determined that the entity is engaged in a prohibited remuneration scheme or other fraudulent or abusive activities. The Anti-Kickback Statute is extremely broad and many business practices common in the health care industry may ultimately be found to be prohibited by the statute. Legal decisions applying the Anti-Kickback Statute to specific facts have held that if some purpose of a payment is to induce future referrals, the statutory provision would be violated even if the payment were also intended to compensate for professional services or had other legal business motivations.

So-called "safe harbor" regulations, which specify certain practices that shall not be treated as a criminal offense under the Anti-Kickback Statute even though they might otherwise be considered illegal, have been published as final regulations by the OIG. The OIG recognizes in the preamble to the safe harbor regulations that the failure of a particular business arrangement to comply with the provisions of the safe harbors does not determine whether the arrangement violates the statute. Certain of the Company's practices are not eligible for protection under the safe harbor regulations.

In May 1992, the OIG issued a Fraud Alert regarding "Hospital Incentives to Physicians" expressing the OIG's belief that specified common arrangements between hospitals and hospital-based physicians, including some practices engaged in by the Company's hospitals, may violate under certain circumstances the Anti-Kickback Statute. However, although the Company has certain relationships which fall within categories specified in such Fraud Alert, the Company does not believe that its relationships violate the Anti-Kickback Statute.

Many states have enacted legislation similar to the Anti-
Kickback Statute that prohibits, as a matter of state law, payment for referrals reimbursed by any source.

The Social Security Act also prohibits, with limited exceptions, Medicare reimbursement for physician referrals to clinical laboratories with which the referring physician has an ownership interest or a compensation arrangement. There is also proposed federal legislation that would apply the self-referral ban to a wider range of services, including diagnostic and therapy services. Several states have enacted and other states are considering similar prohibitions as a matter of state law. The Company cannot predict how such limitations may be expanded or how such limitations may affect the operation of the Company's hospitals.

UTILIZATION REVIEW

The Company's hospitals are subject to various forms of governmental and private utilization and quality assurance review. Procedures mandated by the Social Security Act to ensure that services rendered to Medicare and Medicaid patients meet recognized professional standards and are medically necessary include review by a federally funded Peer Review Organization ("PRO") of the appropriateness of Medicare and Medicaid patient admissions and discharges, quality of care, validity of DRG classifications and appropriateness of services being provided in an inpatient setting. Negative PRO reviews may result in denial of reimbursement of payments, assessments of fines or exclusions from such programs.

RATE REVIEW

Rate or budget review legislation, which affects the Company's hospitals, exists in three of the states where the Company owns hospitals. These laws limit the Company's ability to increase rates at its hospitals. A number of states also have adopted taxes on hospital revenue and/or imposed licensure fees to fund indigent health care within such states. There can be no assurance that these states or other states in which the Company operates hospitals will not enact further or new rate-setting or other regulations that may adversely affect the Company's hospitals.

In addition, health care reform initiatives could result in one or more of the following which could have an adverse effect on the revenues or operations of the Company's hospitals: (i) increased efforts by insurers and governmental agencies to limit the cost of hospital services (including, without limitation, the implementation of negotiated rates), to reduce the number of hospital beds, and to reduce utilization of hospital facilities; (ii) imposition of wage and price controls for the health care industry; (iii) future efforts of insurers and of employers to limit hospital costs; and (iv) the possible imposition of rate controls and the resultant inability to maintain the quality and scope of health care services.


COMPETITION

Competition among hospital providers has intensified in recent years as hospital utilization rates (the rates of hospital admissions per 1,000 population) have declined in the United States as a result of cost containment pressures, changing technology, changes in government regulation and reimbursement, changes in practice patterns (e.g., shifting from inpatient to outpatient treatments), preadmission reviews by insurers, the shift from high-margin commercial insurance to managed care and other lower-margin payors and other factors. In each market in which the Company operates, the Company faces substantial competition from other providers and there is an excess capacity of beds. Such competition can be formidable because of the reputation and position of such providers in the local medical community as well as their substantial resources. The Company's competition ranges from large multifacility companies to small single-hospital owners and freestanding outpatient surgery and diagnostic centers. Hospitals competing with the Company's facilities generally are larger and better equipped, have much larger bases of physician and community support, are more visible and offer a much broader range of services and often are the exclusive providers of services to certain managed care plans in their communities. In most instances, other hospitals in the local areas served by the Company's hospitals provide services similar to those offered by the Company's hospitals. No assurances can be given that the Company will be able to compete successfully with these other providers. In addition, hospitals owned by governmental agencies or other tax-exempt entities benefit from endowment, charitable contributions and tax-exempt financings, which advantages are not enjoyed by the Company's hospitals.

In addition, in an effort to contain costs, third-party payors have encouraged a shift in medical and surgical treatment from inpatient to outpatient settings. This shift has supported the growth of various alternative site providers, which have gained some market share that otherwise may have gone to acute care hospitals.

The competitive position of a hospital may also be affected by its ability to provide services to managed-care organizations, including HMOs and PPOs. Such managed care organizations represent an increasing segment of health care payors and this trend could accelerate as a result of new networks which may be formed to provide hospital services to insurance-type purchasing cooperatives under the new health reform proposals. See "Sources of Revenue." It is not possible to predict how such private and governmental initiatives may affect the Company's hospitals in the future. Currently, the Company's limited penetration of managed care plans significantly impedes its efforts to increase market share. If the Company's hospitals are unable to maintain or establish contractual relationships with managed care providers in a particular market, those hospitals are likely to be placed at a substantial competitive disadvantage.

In the view of management, the national trend is toward integrated health systems that (i) encompass physicians (through ownership of practices or management), (ii) have a number of hospitals in their system (giving them additional economies of scale and broad geographical access), and (iii) own managed care plans (so they and their physicians are exclusive providers).

LIABILITY AND INSURANCE

The Company maintains hospital professional and comprehensive general liability insurance as well as other typical business-risk insurance policies common to the industry. The Company retains a significant portion of its risk for hospital professional and comprehensive general liability claims. The self-insured retention per claim is $3 million, the annual aggregate is $9 million, and the amount of excess umbrella coverage is $25 million. In addition, the Company is completely self-insured for claims which occurred prior to March 1, 1987, but not reported as of that date.

The Company has set aside funds in a trust account to partially provide for its self-insured obligations and retention. The Company believes that its self-insurance reserves and insurance will be adequate to respond to known claims. However, there can be no assurance that the Company's present self-insurance and external coverage will be adequate to respond to claims made against it or that such external coverage will be available at reasonable rates. The amount of expense relating to the Company's malpractice insurance, particularly that with respect to the self-insurance portion, may materially increase or decrease from year to year depending, among other things, on the nature and number of new reported claims against the Company and amounts of settlements of previously reported claims. If trust assets are inadequate to fund actual losses, the Company's cash flow would be adversely affected.

HOSPITAL STAFF AND EMPLOYEES

At December 31, 1993, approximately 3,500 physicians were members of the medical staffs of the sixteen hospitals operated by the Company and many also serve on the staffs of other nearby hospitals. In addition certain physicians also have arrangements with Company hospitals to staff emergency rooms, serve as directors of departments, provide specific professional services, and/or serve in other support capacities. At December 31, 1993, the Company had approximately 4,800 employees. A small number of employees at one of the Company's hospitals have historically been represented by labor unions. The Company considers its relations with its employees to be satisfactory.

Labor costs are a significant component of the Company's operating expenses. In certain regions of the country, the health care industry is currently experiencing a shortage of trained medical professionals, particularly nurses.

ENVIRONMENTAL FACTORS

The Company's hospitals generate pathological wastes, biohazardous (infectious) wastes, chemical wastes, waste oil and other solid wastes. The Company usually incinerates or contracts for disposal of its wastes. No litigation has been filed against the Company related to waste disposal, and the Company is not aware of any related ongoing investigation by any government agencies.

LEGAL PROCEEDINGS

Neither the Company nor any of its subsidiaries is party to, and none of their properties is the subject of, any material pending legal proceedings, other than ordinary, routine litigation incidental to the business.

TAX CONSIDERATIONS

For federal income tax purposes, the Company currently has substantial net operating loss ("NOL") carryforwards that are available to offset the future taxable income of the Company and its affiliates included in a consolidated federal income tax return. These amounts are, however, subject to review and allowance on audit by the Internal Revenue Service (the

"IRS"). As of December 31, 1992, the aggregate NOL carryforwards reported on the Company's consolidated tax return were approximately $110.0 million. This figure has been determined by the Company and is not binding on the IRS, and in certain instances is subject to factual and legal uncertainties. At December 31, 1993, this amount was approximately $95.9 million. These carryforwards will expire, if not previously utilized, in the taxable years ending December 31, 2001 through December 31, 2006.

Application of Section 382
__________________________

The Company's NOL carryforwards are principally affected by
Section 382 of the Internal Revenue Code ("Section 382"). Generally, under Section 382 and the regulations promulgated thereunder, following certain changes after December 31, 1986, in the ownership of more than 50 percentage points (by value) in the stock of a loss corporation during a specified time period (which normally is three years), the amount of a loss corporation's taxable income in a tax year that can be offset by existing NOL carryforwards cannot exceed an amount equal to the value of the stock of the loss corporation (determined, with certain adjustments, as of the date of the ownership change) multiplied by a prescribed rate of return determined as of such date (the "Section 382 Limitation"). Should an ownership change occur in 1994 or thereafter, the Company's NOL carryforwards would be limited as set forth in this paragraph.

Implementation of the Plan of Reorganization and the transactions therein contemplated caused an "ownership change" within the meaning of Section 382 to occur in December 1989. Except as discussed below with respect to the Special Bankruptcy Exception, the Plan of Reorganization would cause the Section 382 Limitation to apply to the utilization of the NOL carryforwards of the Company and its subsidiaries for 1990 and subsequent years. The implementation of the Company's recapitalization in September 1991 did not cause an ownership change under Section 382, and therefore, the Company's NOL carryforwards will continue to be fully available to it unless and until a change of ownership results in the application of the Section 382 Limitation. Generally, a change of ownership will have occurred with respect to the Company if the actual or deemed ownership of Common Stock by certain shareholders or groups of shareholders increases, in the aggregate, by more than 50 percentage points in any three-year period. The method of calculating the changes in share ownership under Section 382 is subject to varying interpretations and analyses. In connection with a recapitalization plan effected in September 1991, the Company, among other things, issued approximately
11.8 million shares of Common Stock in exchange for $42.8 million face amount of its bankruptcy reorganization-related senior debt. As a result of the issuance of such 11.8 million shares of Common Stock, as well as certain other changes in ownership of outstanding Common Stock and options and warrants to acquire such stock, based on certain assumptions, which the Company believes to be conservative, certain shareholders and relevant groups of shareholders of the Company could be deemed to have already experienced an aggregate increase of more than 46 percentage points in their actual or deemed ownership of Common Stock under current regulations of the Internal Revenue Service.

In order to assist the Company in its efforts to preserve its ability to use its NOL carryforwards without being subject to the Section 382 Limitation, certain transfers of common stock and warrants are prohibited under the Company's Restated Certificate of Incorporation, unless consented to by the Board of Directors, until the Board of Directors terminates, modifies or amends the restriction relating to the sale, assignment or transfer of common stock and warrants.

The previously discussed merger between AHI and OrNda, when consummated, will result in an ownership change pursuant to the provisions of Section 382. Consequently, following the merger, the Section 382 Limitation will apply to the use by OrNda, in regard to taxable income of the Company's subsidiaries, of the Company's NOL carryforwards.

Special Bankruptcy Exception
____________________________

Section 382 (I)(5) contains a special provision (the "Special Bankruptcy Exception") which provides that in the case of an exchange of debt for stock in a case under the jurisdiction of a Bankruptcy Court brought under Title 11 of the United States Code (relating to bankruptcy) (a "Title 11 Case"), the
Section 382 Limitation will not apply to any ownership change resulting from such a proceeding if certain creditors and shareholders immediately before the exchange own, as a result of such exchange, at least 50 percent of the stock of the loss corporation after the exchange. If the Special Bankruptcy Exception applies to a bankrupt corporation, then in lieu of the Section 382 Limitation, such corporation is required to reduce NOL carryforwards as provided by such Special Bankruptcy Exception. Under the Plan of Reorganization, an ownership change occurred under Section 382 in a transaction that should satisfy the requirements of
Section 382 (I)(5). As a result, the NOL carryforwards were reduced by $80.8 million upon emergence from bankruptcy on December 29, 1989.

Alternative Minimum Tax
_______________________
The Tax Reform Act of 1986 added an alternative minimum tax applicable to corporations for taxable years beginning after December 31, 1986. The tax equals 20 percent of the corporation's alternative minimum taxable income ("AMTI") in excess of a $40,000 exemption (which is phased out at higher income levels) and is payable only to the extent it exceeds the corporation's regular federal income tax liability. It is possible that a corporation may have no taxable income or even a loss and still owe an alternative minimum tax. AMTI is computed by modifying the corporation's taxable income (determined before any NOL carryforward is applied) for certain adjustments and preferences. A corporation that has an NOL carryforward may use the NOL carryforward in calculating its regular taxable income and its alternative minimum taxable income. However, the NOL carryforward that is allowable against AMTI may not exceed 90 percent of AMTI, so that AMTI cannot be reduced to zero through use of the NOL carryforward and is subject to the limitations of Section 382, discussed above, in the event that a change of ownership occurs. As a result, the Company may be liable for the alternative minimum tax even if its taxable income in a year is less than the available NOL carryforward. Alternative minimum taxes paid are available on an indefinite carryforward basis to offset the Company's future regular federal income tax liability.

Tax Legislation
_______________

The Omnibus Reconciliation Act (the "Act") of 1993 was signed into law by President Clinton on August 10, 1993. At present, management is of the opinion that the Act will not have a significant effect on 1993 and future operations.

Item 2. Properties

The response to this item is included in Item 1.

Item 3.  Legal Proceedings

Neither the Company nor any of its subsidiaries is party to, and none of their properties is the subject of, any material pending legal proceedings, other than ordinary, routine litigation incidental to the business.

Item 4.  Submission of Matters to a Vote of Security Holders

There was no matter submitted to a vote of the Company's security holders during the last quarter covered by this report.

                                             PART II
Item 5. Market for Registrant's Common Equity and Related
Stockholder Matters

On April 16, 1993, the registrant's common stock began trading on the New York Stock Exchange (ticker symbol AHI). Previously, the registrant's common stock was traded on the American Stock Exchange. The table below sets forth the high and low sales price per share for the registrant's common stock on the applicable stock exchange for each quarterly period during 1993 and 1992.

                                                   High                 Low
                                                  ______               ______

            1993:
              First                               6 1/8                 4 1/4
              Second                              5 1/8                 4
              Third                               5 7/8                 4 3/4
              Fourth                              9 1/8                 5 1/2

            1992:
              First                               6                    4
              Second                              5 1/2                4 1/8
              Third                               5 1/8                3 7/8
              Fourth                              5 3/8                3 1/2


Holders of common stock are entitled to receive dividends when and as declared by the board of directors out of funds legally available for the payment thereof. Under the terms of a Credit Facility, the Company may not pay dividends prior to July 21, 1994. Further, dividends in any fiscal year may not exceed the lesser of ten percent of net income or $3.0 million. As of February 28, 1994, there were approximately 585 record- holders of the registrant's common stock.

As of February 28, 1994, warrants are outstanding that entitle the holders thereof to purchase an aggregate of 955,524 shares of common stock at any time prior to 5:00 p.m., Central Time on April 28, 1995, at prices equal to $1.60 (as to 691,192 shares) and $2.67 (as to 264,332 shares)
per share, subject to adjustments pursuant to the antidilution provisions of the warrants. Warrantholders do not have any voting or other rights as shareholders of the Company.

The common stock and warrants are subject to restrictions on transfer by or to holders of 5 percent or more of the common stock (determined after giving effect to the exercise of warrants held by the applicable stockholder) or to persons that will hold 5 percent or more of the common stock as a result of the contemplated transfer. Warrantholders may exercise the warrant by surrendering the certificate evidencing such warrant, with the form of election to purchase on the reverse side of such certificate properly completed and executed, together with payment of the exercise price and any transfer tax to American Stock Transfer & Trust Company, New York, New York (The "Warrant Agent"). If a warrant is exercised for fewer than all of the shares evidenced by the Warrant Certificate, a new certificate will be issued evidencing a warrant for the remaining number of shares.

The Company currently has on file with the Securities and Exchange Commission a registration statement relating to the resale of up to 4,791,228 shares of common stock and shares of common stock which will result from the conversion of warrants to purchase 168,336 shares of common stock by certain specified holders of the common stock.

The previously discussed merger between the Company and OrNda, when consummated, will result in the exchange of 0.6 of a share of OrNda common stock for each share of the Company's Common Stock. Thereafter, there will no longer be any shares of the Company's Common Stock issued or outstanding.

Item 6. Selected Financial Data (in thousands, except per share amounts)

The selected financial information presented below has been derived from the audited consolidated financial statements of the Company for each of the years ended December 31, 1989 through December 31, 1993.

The information presented below should be read in conjunction with "Management's Discussion and Analysis of Financial Condition and Results of Operations," and the consolidated financial statements and related notes thereto appearing elsewhere in this document.

                                                                             Year Ended December 31,
                                                   _____________________________________________________________________
                                                     1989           1990           1991           1992            1993
                                                   ________       ________       ________       ________        ________
Statement of Operations
 Data (1):
Net revenue                                        $292,498       $298,833       $289,466       $313,197        $343,066
Operating expenses                                  268,916        265,168        249,431        270,674         295,277
                                                   ________       ________       ________       ________        ________
EBITD                                                23,582         33,665         40,035         42,523          47,789
Depreciation                                         16,816         17,182         16,452         17,366          19,083
Interest expense (2)                                 19,361         19,871         15,267          9,401          14,904
Write-down of assets
  and other charges                                  17,466         11,412             --             --              --
                                                   ________       ________       ________       ________        ________

Income (loss) before
 income taxes and
 extraordinary item                                 (30,061 )      (14,800 )        8,316         15,756          13,802
Provision for income taxes                               96             70            280            249             571
                                                   ________       ________       ________       ________        ________
Income (loss) before
 extraordinary item                                 (30,157 )      (14,870 )        8,036         15,507          13,231
Extraordinary items:
  (Loss) gain from early
   extinguishment of debt                                                                         55,571          (3,717)
  Gain on troubled debt
   restructuring                                     30,455
                                                   ________       ________       ________       ________        ________
Net income (loss)                                  $    298       $(14,870 )     $  8,036       $ 71,078        $  9,514
                                                   ________       ________       ________       ________        ________
                                                   ________       ________       ________       ________        ________

Earnings (loss) per
 common share:
  Before extraordinary
   item                                              $(2.59 )       $(0.98 )        $0.43          $0.54           $0.46
                                                   ________       ________       ________       ________        ________
                                                   ________       ________       ________       ________        ________
  Net income (loss)                                  $ 0.03         $(0.98 )        $0.43          $2.49           $0.33
                                                   ________       ________       ________       ________        ________
                                                   ________       ________       ________       ________        ________

Capital expenditures                               $ 11,145       $ 11,182       $ 12,622       $ 24,731        $ 15,671
Ratio of EBITD to
 interest expense                                       1.2 x          1.7 x          2.6 x          4.5 x           3.2x
Ratio of long-term debt
 to EBITD                                              12.9 x          8.5 x          5.8 x          3.6 x           3.7x

                                                                          Year Ended December 31,
                                                ________________________________________________________________________
                                                  1989           1990            1991           1992              1993
                                                ________       ________        ________       ________          ________

Balance Sheet Data:
Cash and cash equivalents                       $ 21,551       $ 11,649        $ 15,749       $     --  (3)     $ 14,126
Working capital                                   21,414         17,263          19,361          2,800  (3)       24,015
Property and equipment,
 net                                             287,914        263,589         261,963        268,284           270,944
Total assets                                     399,820        353,731         334,931        337,836           358,685
Current portion of long-
 term debt                                        13,561         12,274           3,136         10,932             6,409
Long-term debt, net of
 current portion                                 290,972        274,248         227,275        143,822           168,031
Stockholders' equity                              37,195         22,325          56,840        128,084           137,765
Long-term debt to total
 capitalization                                     89.1 %         92.8 %          80.2%          54.7 %            55.9%

                                                                          Year Ended December 31,
                                                ________________________________________________________________________
                                                  1989           1990            1991           1992              1993
                                                ________       ________        ________       ________          ________

Historical Operating Data:
Owned or leased hospitals
 (end of period)                                      18             17              16             16                16
Licensed beds                                      2,353          2,187           2,028          2,028             2,028
Admissions--
 Medical/Surgical                                 48,197         43,021          43,050         43,177            45,736
Admissions--Other                                  6,870          5,765           5,002          5,070             5,490
Admissions--Total                                 55,067         48,786          48,052         48,247            51,226
Average daily census                               893.7          756.3           687.1          687.4             713.3
Average length of
 stay (days)                                         5.9            5.7             5.2            5.2               5.1
Inpatient surgeries                               15,959         15,725          13,981         14,193            14,407
Outpatient surgeries                              18,806         18,237          17,911         19,625            19,417
Emergency room visits                            158,388        146,017         148,910        153,758           158,120
Outpatient revenue as a % of
  patient revenues                                  22.2  %        23.4  %         24.0 %         24.3    %         24.1%

Same-hospital Basis Operating Data:
Owned or leased hospitals
 (end of period)                                      16             16              16             16                16
Licensed beds                                      2,041          2,025           2,028          2,028             2,028
Admissions--
 Medical/Surgical                                 42,955         42,277          43,050         43,177            45,736
Admissions--Other                                  5,564          5,444           5,002          5,070             5,490
Admissions--Total                                 48,519         47,721          48,052         48,247            51,226
Average daily census                               760.9          727.9           687.1          687.4             713.3
Average length of
 stay (days)                                         5.7            5.6             5.2            5.2               5.1
Inpatient surgeries                               14,623         15,507          13,981         14,193            14,407
Outpatient surgeries                              16,765         17,157          17,911         19,625            19,417
Emergency room visits                            143,623        144,293         148,910        153,758           158,120
Outpatient revenue as a % of
  patient revenues                                  22.3  %        23.3  %         24.0 %         24.3    %         24.1%
_____________________________________

(1) The net losses for 1989 and 1990 include net noncash write-downs of assets of $17.5 million and $11.4 million, respectively. These adjustments primarily resulted from a valuation adjustment in 1989 to notes receivable received in connection with previously disposed operations and management's decision in the fourth quarter of 1990 (i) to dispose of three subsidiaries, including two hospitals, and (ii) recognize a diminution in value of two hospitals where the Company was in process of disposition negotiations.
(2) For the years ended December 31, 1990 and 1991 and for the six months ended June 30, 1992, long-term debt issued in connection with a debt restructuring following the Company's emergence from bankruptcy on December 29, 1989 was accounted for under Financial Accounting Standards
       Board Statement No. 15, "Accounting by Debtors and Creditors for Troubled
       Debt Restructurings," which rules had the effect of reducing reported interest expense by $7.0 million, $8.7 million, and $5.9 million, respectively.

(3) At December 31, 1992, indebtedness under the Company's revolving credit facility was recorded as long-term debt. Short-term obligations were funded therefrom and cash on hand was used to reduce the revolving credit facility. At December 31, 1992, the Company had bank checks outstanding that were subsequently funded upon presentation for payment.
       Consequently, there was no cash reported on the balance sheet and bank checks outstanding, less cash in bank were reported as a current liability.

Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations.

Results of Operations

Interest Expense for the Year Ended December 31, 1993 and the Year Ended December 31, 1992 Compared with the Year-Earlier Periods

Effective June 30, 1992, the Company refinanced approximately $100 million of the Senior Secured Notes ("Old Debt"), bearing a weighted average annual interest rate (based on stated rate under the indenture for the Old Debt) at June 30, 1992 of 12.8%, with approximately $100 million borrowed under a bank-financed credit facility (the "Old Credit Facility"), with a floating rate of interest (6.5% at December 31, 1992 on a weighted average basis). The Old Debt was accounted for in conformity with Financial Accounting Standards Board (FASB) Statement No. 15, "Accounting by Debtors and Creditors for Troubled Debt Restructurings," which under certain conditions prescribes the calculation of interest for financial reporting purposes. Application of FASB Statement No. 15 rules had the effect of reducing reported interest expense for the year ended December 31, 1992 by $5.9 million. Upon refinancing of the Old Debt, the required application of FASB Statement No. 15 rules to interest expense was eliminated.

On July 28, 1993, the Company issued $100 million aggregate principal amount of 10 percent senior subordinated notes due July 2003 (the "Notes") and on July 29, 1993 amended and restated its senior secured credit facility (the "Credit Facility") with a syndicate of commercial bank lenders (the "Lenders") increasing the total facility to $122.5 million.

Interest expense increased $5.5 million or 58.5% for the year ended December 31, 1993. The increase was principally due to the previously discussed effect of the application of FASB Statement No. 15 rules decreasing interest expense in the first half of 1992 and, to a lesser extent, the issuance of the Notes in July 1993. On a pro forma basis, interest expense for the year ended December 31, 1993, assuming the 1992 refinancing and 1993 Notes issuance occurred on January 1, 1992, was $17.3 million versus pro forma 1992 interest expense of $16.8 million.

Pro forma income before extraordinary item for the year ended December 31, 1993 and 1992 assuming the 1992 refinancing and 1993 Notes issuance occurred on January 1, 1992, would have been $11.3 million or $.39 per share and $8.8 million or $.31 per share, respectively. See footnote 2 to the Company's consolidated financial statements for the year ended December 31, 1993 included in Item 8.

For the year ended December 31, 1992, interest expense decreased $5.9 million compared with the year-earlier period resulting from a debt-for-equity exchange on September 27, 1991 eliminating $42.8 million of 14% senior secured debt, and the elimination of approximately $21.0 million of debt in 1991 through cash repurchases and the application of certain asset disposition proceeds.

Pro forma income before extraordinary item for the years ended December 31, 1992 and 1991, assuming the debt-for-equity exchange and refinancing occurred January 1, 1991, would be $12.6 million or $.44 per share and $9.4 million or $.34 per share, respectively.


Year Ended December 31, 1993 Compared with Year Ended December 31,
1992

Net income for the year ended December 31, 1993 was $9.5 million or $.33 per share. This included an extraordinary loss on extinguishment of debt of $3.7 million or $.13 per share. Income before the extraordinary item for year ended December 31, 1993 was $13.2 million or $.46 per share on 28.7 million weighted average shares outstanding compared with $15.5 million or $.54 per share on
28.5 million shares for the year ended December 31, 1992. The principal reasons for the decreases in income before the extraordinary item and related earnings per share from 1992 to 1993 are a $5.5 million increase in interest expense, previously discussed, offset by improved operational performance with EBITD increasing from $42.5 million in 1992 to $47.8 million in 1993--a 12.4% increase.

Net revenue for the year ended December 31, 1993 was $343.1 million compared with $313.2 million for the same period in 1992. This represents an increase of 9.5%. The principal reasons for the net revenue increases were (i) a 6.2% increase in the Company's overall admissions (a 5.9% increase in medical/surgical admissions), and
(ii) a 14% increase in outpatient gross revenue attributable in part to an increase in prices averaging approximately 8%.

For the most part, hospital EBITD increases from 1992 were due to increased patient volume (e.g., Medicare discharges, non-Medicare patient days, and outpatient volume). Puget Sound Hospital and Chapman General Hospital experienced the largest EBITD growth in the Company's portfolio, increasing $2.0 million and $1.7 million, respectively. Lake Mead Hospital Medical Center, Woodruff Community Hospital and North Bay Medical Center each increased EBITD $900,000 from the year-earlier period.

The Company's two hospitals in the Houston, Texas market, Pasadena General Hospital and Sharpstown General Hospital, continued to experience volume declines primarily due to the extremely competitive nature of the market in terms of the number of beds and managed care pricing. Although Sharpstown General Hospital was not as severely affected in 1993 as in 1992, Pasadena General Hospital experienced a $2.0 million EBITD decrease in 1993 compared with the year-earlier period.

Operating expenses, exclusive of the provision for bad debts, interest and depreciation expense, for the year ended December 31, 1993, were 7.6% above the same period in 1992. This increase primarily resulted from (i) inpatient and outpatient volume increases, (ii) normal inflationary pressures, and (iii) a change in the Company's vacation policy accelerating the use of vacation related expense in 1993. As a percentage of net revenue, operating expenses, exclusive of the provision for bad debts, interest and depreciation expense, were 79.5% for the year ended December 31, 1993 compared with 80.9% for the same period in 1992.

The provision for bad debts as a percentage of net revenue increased to 6.5% for the year ended December 31, 1993 compared with 5.5% for the same period in 1992. The principal reason for the increase is the continuing market penetration of discounted managed care programs in the Las Vegas and Houston markets.

Depreciation expense increased to $19.1 million from $17.2 million for the year ended December 31, 1993 compared with the year-earlier period. The principal reason for the increase was the significant increase in capital expenditures in 1992, of which the full annual depreciation effect was reflected in 1993.

In the third quarter of 1992, the Company adopted the accounting provisions of Financial Accounting Standards Board (FASB) Statement No. 109, "Accounting for Income Taxes," effective as of January 1, 1991. Deferred tax assets of $46.1 million and deferred tax liabilities of $45.2 million were reflected as a net amount in the consolidated balance sheet as of December 31, 1993. The majority of the Company's deferred tax assets relate to approximately $95.9 million in net operating loss carryforwards which the Company has available to offset future taxable income. Management assesses the realizability of the deferred tax assets on at least a quarterly basis and currently is satisfied that it is more likely than not that the deferred tax assets recorded at December 31, 1993 will be realized through reversal of deferred tax liabilities and future book earnings expected to be generated from operations before the net operating loss carryforwards expire. The previously discussed merger between AHI and OrNda, when consummated, will result in an ownership change pursuant to the provisions of Section 382. Consequently, following the merger, the Section 382 Limitation will apply to the use by OrNda, in regard to taxable income of the Company's subsidiaries, of the Company's NOL carryforwards.
However, if necessary and considering the effects of the merger, management currently believes that it has the ability, through the implementation of certain tax planning strategies, to accelerate taxable income to assure realization of its net deferred tax assets.

For the year ended December 31, 1993, the effective income tax rate was 4.1% compared with 1.6% in the prior year. The difference between these rates and the combined federal and state statutory income tax rates resulted primarily from the realization of previously unrecognized tax benefits. Substantially all of the Company's federal taxable income is offset by net operating loss carryforwards. The provision for income taxes of $571,000 represents $500,000 and $571,000 of current federal and state income taxes, respectively, and a deferred federal tax benefit of $500,000.

Significant differences between financial statement income before income taxes and taxable income for income tax return purposes include (i) interest expense differences due to the troubled debt accounting treatment for book purposes, (ii) timing differences as to the recognition of certain expenses, (iii) depreciation basis and method differences, and (iv) amortization of a prior-year cash-to-accrual income adjustment for income tax purposes. Substantially all of the Company's federal taxable income in 1993 was offset by net operating loss carryforwards.

The Omnibus Budget Reconciliation Act (the "Act") of 1993 was signed into law by President Clinton on August 10, 1993. At present, management is of the opinion that the Act will not have a significant effect on 1993 and future operations.


Year Ended December 31, 1992 Compared with Year Ended December 31,
1991

Net income for the year ended December 31, 1992 was $71.1 million or $2.49 per share. This included an extraordinary gain on extinguishment of debt of $55.6 million or $1.95 per share. Income before the extraordinary item for year ended December 31, 1992 was $15.5 million or $.54 per share on 28.5 million weighted average shares outstanding compared with $8.0 million or $.43 per share (primary) on 18.8 million shares for the year ended December 31, 1991. The principal reasons for the increases in income before the extraordinary item and related earnings per share from 1991 to 1992 are (i) improved operational performance and (ii) the positive effect on interest expense of certain capital restructuring transactions, previously discussed.

Net revenue for the year ended December 31, 1992 was $313.2 million compared with $289.5 million for the same period in 1991. During the fourth quarter of 1991, the Company sold a hospital and related leasehold interests to the hospital's lessee. Exclusive of the effect of this sale, comparing 1992 with 1991, net revenue increased 8.8%, EBITD increased 10.5%, and EBITD as a percentage of net revenue increased from 13.4% to 13.6%. The principal reasons for the net revenue increases were (i) a less than 1% increase in the Company's medical/surgical admissions, (ii) a 6% increase in surgeries reflecting greater severity of illness, and therefore generally increased net revenue per admission, and (iii) an 18% increase in outpatient gross revenue attributable in part to an increase in prices averaging approximately 8%.

An $8.0 million expansion program was completed at Lake Mead Hospital Medical Center in Las Vegas, Nevada in 1992, which involved an upgrading and expansion of the emergency department, a renovation and expansion of the surgical department, a renovation of the hospital's exterior, and the addition of a patient wing. This hospital continued to play a significant role in the improved operational performance of the Company. In 1992, net revenue from this hospital increased $9.8 million or 31.5% and EBITD increased $3.0 million or 30.6% from 1991 to 1992.

In addition to the $3.0 million improvement in the Company's EBITD from 1991 to 1992 resulting from the operations of Lake Mead Hospital Medical Center, the EBITD of two of the Company hospitals in the East Los Angeles, California market, Chapman General Hospital ("CGH") and Greater El Monte Community Hospital ("GEMCH"), each increased $3.0 million. During this period, CGH experienced a 50% increase in patient days and a 19% increase in total surgeries. Much of the volume increase resulted from the increase in minimally invasive lung surgeries performed at the hospital. GEMCH received $2.8 million additional state Medi-Cal reimbursement that was not available in 1991 under California's disproportionate share program. Another of the Company's hospitals in this market, Monterey Park Hospital, experienced a $2.3 million decrease in EBITD primarily due to unfavorable changes in the portion of the hospital's patients covered by commercial insurance and an overall 5% decline in admissions.

The Company's two hospitals in the Houston, Texas market, Pasadena General Hospital and Sharpstown General Hospital, experienced a combined $1.4 million decrease in EBITD in 1992 compared with 1991. This market has been, and continues to be, extremely competitive both in terms of competing providers of health care services and managed care pricing.

Operating expenses, exclusive of the provision for bad debts, interest and depreciation, for the year ended December 31, 1992, were 9.1% above the same period in 1991. This increase primarily resulted from (i) inpatient and outpatient volume increases, (ii) normal inflationary pressures, (iii) the increasing costs of supplies, particularly those associated with noninvasive surgery and orthopedic procedures, (iv) additional costs associated with practice development strategies in an increasingly competitive market, (v) additional costs associated with new medical services programs, and (vi) a $1.9 million increase in malpractice self-insurance expense. As a percentage of net revenue, operating expenses, exclusive of the provision for bad debts, interest and depreciation, on a same-hospital basis were 80.9% for the year ended December 31, 1992 compared with 80.7% for the same period in 1991.

The provision for bad debts as a percentage of net revenue on a same-hospital basis decreased to 5.5% for the year ended December 31, 1992 compared with 6.0% for the same period in 1991. Cash collections on accounts receivable continued to improve in 1992 due to more aggressive collection policies and the installation of a new accounts receivable/billing management information system.

Depreciation expense increased to $17.4 million from $16.5 million for the year ended December 31, 1992 compared with the year-earlier period. The principal reason for the increase was the significant increase in capital expenditures in 1992.

For the year ended December 31, 1992, the effective income tax rate on income before an extraordinary item was 1.6%. The difference between this rate and the combined federal and state statutory income tax rates resulted primarily from the realization of previously unrecognized tax benefits. The provision for income taxes for the year ended December 31, 1992 represents $287,000 and $477,000 of current federal and state income taxes, respectively, and a deferred federal tax benefit of $515,000.

Liquidity and Capital Resources

Operating Activities

The Company anticipates that the efforts to reduce both federal and state budget deficits will continue to dominate health care policy and result in rate changes that fall below the inflation rate of goods and services purchased by its hospitals. See "Reimbursement." Management currently believes that changes, if any, in health care policy resulting from The Health Security Act of 1993 proposed by the Clinton administration, or from other legislation currently before the Congress, will not significantly impact the Company's operating results for 1994, but there can be no assurance to that effect.

Working capital at December 31, 1993 increased $21.2 million to $24.0 million from December 31, 1992 principally due to an increase in cash and decrease in the current portion of long-term debt both resulting from the issuance of Notes and the implementation of the Credit Facility. During 1993, accounts receivable increased $1.4 million or 3.2% mostly as a result of an increase in net revenue of 9.5%. Days outstanding in year-end accounts receivable decreased to 49 days at December 31, 1993 from 52 days at December 31, 1992.

The substantial reduction in cash interest expense due to the 1992 refinancing eliminating the Old Debt was the principal reason for the $9.5 million or 53.6% increase in cash provided by operating activities.

Investing Activities

The Company expended $13.6 million in cash for capital expenditures in 1993. This represented a $6.3 million decrease over 1992. Total capital expenditures, including capitalized lease obligations, were $15.7 million in 1993 compared with $24.7 million in 1992. In 1992, approximately $8.0 million of cash was expended relating to the renovation and expansion of Lake Mead Hospital Medical Center and an additional $3.5 million of cash is expected to be expended at the hospital in 1994 for additional bed capacity and an additional intensive care unit. The Company has budgeted approximately $25.6 million in cash for capital expenditures in 1994. Approximately $7.0 million of such amount is expected to be expended on additional bed capacity and on an intensive care unit at Chapman General Hospital. The Company anticipates that OrNda will complete this capital expenditure program subsequent to the merger.

Financing Activities

As previously discussed, in July 1993, the Company issued the Notes and entered into the Credit Facility. The proceeds from the issuance of the Notes were used to repay $42.5 million of previously outstanding senior secured term debt, $13.0 million representing all amounts outstanding under a previously outstanding senior secured revolving credit facility, $20.5 million of subsidiary mortgages, and transaction fees and expenses. The remainder of the proceeds were invested in short-term investment-grade, interest-bearing obligations pending use for general corporate purposes, including capital expenditures.

The Credit Facility consists of (i) a $42.5 million term loan facility, payable in incremental semiannual installments beginning January 31, 1994 and maturing July 31, 2000, (ii) a working capital revolving credit facility limited to an aggregate principal amount of $20 million, and (iii) a permitted acquisition facility limited to an aggregate principal amount of $60 million. The working capital and permitted acquisition facilities, which were undrawn at December 31, 1993, are due July 29, 1995 but may, upon approval by the Lenders, be extended for one-year periods through July 29, 1997.

These transactions were intended to increase the Company's financial flexibility and has allowed the Company to accelerate its program of capital expenditures at selected hospitals on projects which the Company anticipates will result in enhanced operating margins and a return in excess of the Company's cost of capital.

Inflation

The health care industry is labor intensive. Wages and other expenses are subject to rapid escalation especially during periods of inflation and when shortages in the marketplace occur.

In addition, suppliers pass along rising costs to the Company in the form of higher prices. In general, the Company's revenue increases through price increases or changes in reimbursement levels have not kept up with the cost increases. In light of cost containment measures imposed by government agencies, private insurance companies and managed care plans, the Company is unable to predict its ability to offset or control future cost increases.

Item 8.                 Financial Statements and Supplementary Data

                                 Report of Independent Auditors


Stockholders and Board of Directors
American Healthcare Management, Inc.


We have audited the accompanying consolidated balance sheets of American Healthcare Management, Inc. as of December 31, 1993 and 1992, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the three years in the period ended December 31, 1993. Our audits also include the financial statement schedules listed in the Index at Item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Healthcare Management, Inc. at December 31, 1993 and 1992, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1993, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.




/s/Ernst & Young
January 26, 1994

                              American Healthcare Management, Inc.

                                   Consolidated Balance Sheets


                                                                                    December 31
                                                                             __________________________
                                                                                 1993            1992
                                                                               ________        ________
                                                                                        (000's)

ASSETS
Current assets:
  Cash and cash equivalents                                                   $  14,126       $       -
  Accounts receivable, net of allowances for
    doubtful accounts of $6,255 in 1993 and
    $4,550 in 1992                                                               45,801          44,400
  Supplies, at cost                                                               4,807           4,267
  Funds held by trustee--current portion                                          1,038           1,058
  Prepaid expenses                                                                2,333           3,300
  Other                                                                             321             171
                                                                              _________       _________
Total current assets                                                             68,426          53,196

Other assets:
  Funds held by trustee                                                           3,440           4,349
  Property held for disposal                                                          -           1,609
  Notes receivable, less allowances of $773
    in 1993 and $1,108 in 1992                                                    4,285           3,940
  Debt issuance costs                                                             5,995           4,009
  Other                                                                           5,595           2,449
                                                                              _________       _________
                                                                                 19,315          16,356

Property and equipment, at cost:
  Land and improvements                                                          24,166          24,034
  Buildings and improvements                                                    268,474         244,526
  Equipment                                                                     116,285         107,107
  Construction in progress                                                        6,936          14,844
                                                                              _________       _________
                                                                                415,861         390,511

  Less: Allowances for depreciation and
    amortization                                                                144,917         122,227
                                                                              _________       _________
                                                                                270,944         268,284
                                                                              _________       _________
                                                                              $ 358,685       $ 337,836
                                                                              _________       _________
                                                                              _________       _________

                                                                                    December 31
                                                                             __________________________
                                                                                 1993            1992
                                                                               ________        ________
                                                                                        (000's)
Liabilities and stockholders' equity
Current liabilities:
  Bank checks outstanding, less cash in bank                                  $       -       $   3,364
  Accounts payable                                                               22,406          22,893
  Accrued compensation                                                            7,326           7,959
  Accrued interest                                                                5,213           1,767
  Other payables and accruals                                                     3,057           3,481
  Current portion of long-term debt                                               6,409          10,932
                                                                              _________       _________
Total current liabilities                                                        44,411          50,396



Other liabilities                                                                 8,478          15,534




Long-term debt                                                                  168,031         143,822
                                                                              _________       _________

                                                                                220,920         209,752



Stockholders' equity:
  Common Stock, $.01 par; authorized
    60,000,000 shares; 27,190,623 and
    27,073,280 issued and outstanding
    in 1993 and 1992, respectively                                                  272             271
  Additional paid-in capital                                                    138,457         138,291
  Retained-earnings deficit                                                        (964)        (10,478)
                                                                              _________       _________
                                                                                137,765         128,084
                                                                              _________       _________
                                                                              $ 358,685       $ 337,836
                                                                              _________       _________
                                                                              _________       _________
See accompanying notes.


                              American Healthcare Management, Inc.

                              Consolidated Statements of Operations



                                                                        Year ended December 31
                                                            ___________________________________________
                                                                 1993            1992            1991
                                                               ________        ________        ________
                                                                            (000's except
                                                                       per share amounts)

Net revenue                                                   $ 343,066       $ 313,197       $ 289,466

Expenses:
  Salaries and benefits                                         144,777         132,831         123,754
  Purchased services                                             63,316          58,480          52,750
  Supplies                                                       34,889          32,804          29,049
  Provision for bad debts                                        22,441          17,184          17,142
  Other                                                          29,854          29,375          26,736
  Depreciation                                                   19,083          17,366          16,452
  Interest                                                       14,904           9,401          15,267
                                                              _________       _________       _________
                                                                329,264         297,441         281,150
                                                              _________       _________       _________
Income before income taxes
  and extraordinary item                                         13,802          15,756           8,316

Income tax expense                                                  571             249             280
                                                              _________       _________       _________
Income before extraordinary item                                 13,231          15,507           8,036

(Loss) gain on early extinguishment of debt                      (3,717)         55,571               -
                                                              _________       _________       _________
Net income                                                    $   9,514       $  71,078       $   8,036
                                                              _________       _________       _________
                                                              _________       _________       _________

Earnings per share, primary:
  Income before extraordinary
    item                                                          $ .46           $ .54           $ .43
  Extraordinary item                                               (.13)           1.95               -
                                                                  _____           _____           _____
Net income                                                        $ .33           $2.49           $ .43
                                                                  _____           _____           _____
                                                                  _____           _____           _____
Earnings per share, fully diluted                                                                 $ .41
                                                                                                  _____
                                                                                                  _____



See accompanying notes.

                              American Healthcare Management, Inc.

                   Consolidated Statements of Changes in Stockholders' Equity


                                    (All amounts, including shares, in 000's)

                                                     Common Stock
                                                _________________________     Additional      Retained-
                                                Number                          Paid-In        Earnings
                                               of Shares         Par $.01       Capital     Deficit
                                               _________         ________      _________       ________

Balances at January 1, 1991                     15,160            $ 152        $111,765        $(89,592)

Recapitalization                                11,776              117          26,362
Net income                                                                                        8,036
                                               _______            _____        ________        ________
Balances at December 31, 1991                   26,936              269         138,127         (81,556)

Net income                                                                                       71,078
Common stock issuance                              137                2             164
                                               _______            _____        ________        ________
Balances at December 31, 1992                   27,073              271         138,291         (10,478)

Net income                                                                                        9,514
Common stock issuance                              118                1             166
                                               _______            _____        ________        ________
Balances at December 31, 1993                   27,191            $ 272        $138,457       $    (964)
                                               _______            _____        ________        ________
                                               _______            _____        ________        ________


See accompanying notes.


                              American Healthcare Management, Inc.

                              Consolidated Statements of Cash Flows

                                                                       Year ended December 31,
                                                                1993             1992            1991
                                                               ________        ________        ________
                                                                               (000's)
OPERATING ACTIVITIES
Net income                                                    $   9,514       $  71,078       $   8,036
Adjustments to reconcile net income to
  net cash provided by operations:
    Extraordinary loss (gain) on early
      extinguishment of debt                                      3,717         (55,571)              -
    Depreciation and amortization                                20,041          17,792          16,452
    Troubled debt interest                                            -             884          10,486
    Troubled debt interest paid in cash                               -         (13,718)        (14,726)
    Provision for bad debts                                      22,441          17,184          17,142
    Charges against reserve for losses on disposal                    -            (245)         (1,778)
    Effect of changes in operating assets
      and liabilities:
        Accounts receivable                                     (29,456)        (20,784)        (10,941)
        Supplies                                                   (435)           (608)           (501)
        Prepaid expenses and other current assets                   823              92           1,003
        Accounts payable                                         (1,013)          2,282           4,105
        Accrued compensation                                       (822)            606            (215)
        Accrued interest                                          3,446             963            (487)
        Other payables and accruals                              (1,093)         (2,276)            768
                                                              _________       _________       _________
Net cash provided by operating activities                        27,163          17,679          29,344
INVESTING ACTIVITIES
Purchases of property and equipment                             (13,581)        (19,911)        (12,622)
Proceeds from asset sales                                             -               -          19,262
Funds held by trustee and other                                  (7,616)         (2,649)         (2,467)
                                                              _________       _________       _________
Net cash (used in) provided by investing activities             (21,197)        (22,560)          4,173

FINANCING ACTIVITIES
Advance payments on troubled debt                                     -        (100,834)        (22,738)
Repayments of other long-term debt                             (119,692)        (38,375)         (3,447)
Proceeds from issuance of long-term debt                        137,288         134,000               -
Proceeds from issuance of common stock                              167             166               -
Refinancing costs incurred                                       (6,239)         (9,189)              -
Bank checks outstanding, less cash in bank
  at end of year                                                 (3,364)          3,364               -
Recapitalization costs incurred                                       -               -          (3,232)
                                                              _________       _________       _________
Net cash provided by (used in) financing activities               8,160         (10,868)        (29,417)
                                                              _________       _________       _________
Increase (decrease) in cash and cash equivalents                 14,126         (15,749)          4,100

Balance at beginning of year                                          -          15,749          11,649
                                                              _________       _________       _________
Cash and cash equivalents at end of year                      $  14,126       $       -       $  15,749
                                                              _________       _________       _________
                                                              _________       _________       _________

                              American Healthcare Management, Inc.


                                                                       Year ended December 31,
                                                                1993             1992            1991
                                                               ________        ________        ________
                                                                               (000's)
Supplemental disclosure of cash flow information:
  Interest paid (net of amounts capitalized in
    1993 of $379 and 1992 of $653)                            $  10,879       $  20,846       $  19,992
  Income taxes paid                                               1,367             284             208


Supplemental schedule of noncash investing
  and financing activities:
    Payment of interest by delivery of
      additional notes                                                -               -           8,286
    Capital lease obligations, principally
      equipment                                                   2,090           4,820               -
    Increase in stockholders' equity due
      to recapitalization - see Note 3                                -               -          26,479




See accompanying notes.

                              American Healthcare Management, Inc.

                           Notes to Consolidated Financial Statements

                                        December 31, 1993


1.  Business and Significant Accounting Policies

The Company is engaged primarily in the development, ownership, and operation of hospitals and related health-care facilities. Its more significant accounting policies follow.

Principles of Consolidation

The consolidated financial statements include all subsidiaries. All significant intercompany transactions have been eliminated.

Third-Party Payors

Net revenue represents patient service revenue and other revenue and is reported at the net realizable amounts from patients, third-party payors, and others for services rendered. Patient service revenue generated from Medicare and Medicaid/Medi-Cal reimbursement programs accounted for approximately 55%, 50%, and 42% in 1993, 1992, and 1991, respectively, of total net patient service revenue. Under these programs, the Company is required to submit annual cost reports which are subject to examination by agencies administering these programs. Management believes that adequate provision has been made in the consolidated financial statements for potential adjustments resulting from such examinations. Net accounts receivable from the Medicare and Medicaid/Medi-Cal reimbursement programs at December 31, 1993 and 1992 were approximately $28.9 million and $26.7 million, respectively.

Debt Issuance Costs

Costs incurred in connection with the amendment and restatement of the Company's senior secured credit facility
(refer to footnote 2) are being amortized using the effective interest method over the term of the related debt.

Depreciation

Depreciation expense is computed by the straight-line method. The estimated useful lives are: buildings, 30 to 40 years; leasehold improvements, the shorter of the expected useful life or the remaining lease term; equipment, 10 years; and minor equipment, 3 years. Amortization of assets recorded under capital lease is included with depreciation expense.

                              American Healthcare Management, Inc.

1.  Business and Significant Accounting Policies (continued)

Earnings Per Share

The computation of primary earnings per share is based on the weighted average number of shares outstanding during the period after consideration of the dilutive effects of stock options and warrants (1993--1,557,000; 1992--1,517,000; 1991-
- - -586,000 equivalent shares) based on the treasury stock method using the monthly average market price of the stock during the year. The primary weighted average number of shares outstanding is 28,704,772; 28,547,600; and 18,810,708 for the years ended December 31, 1993, 1992, and 1991, respectively.

The computation of fully diluted earnings per share considers the dilutive effects of stock options and warrants (1991-- 1,559,032 equivalent shares) based on the treasury stock method using the year-end market price of the common stock. For the year ended December 31, 1991, the fully diluted weighted average number of common shares outstanding is 19,783,929.

Notes Receivable

Notes receivable includes $1.0 million of advances, principally to officers of the Company.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments with maturities of three months or less when purchased to be cash equivalents.

2.  Long-term Debt

A summary of long-term debt follows:

                                                                                    December 31
                                                                                 1993            1992
                                                                               ________        ________
                                                                                       (000's)
Parent Company:
  Credit Facility:
    Revolving credit facility                                                 $       -       $  12,000
    Term Loans                                                                   42,500          87,500
10% Senior Subordinated Notes due 2003                                          100,000               -
                                                                              _________       _________
                                                                              $ 142,500       $  99,500

Subsidiaries:
  Secured debt--other; rates,
    generally fixed, average
    10.3%; payable in periodic
    installments through 2002                                                    31,940          55,254
                                                                              _________       _________
                                                                                174,440         154,754
Less current portion                                                              6,409          10,932
                                                                              _________       _________
                                                                              $ 168,031       $ 143,822
                                                                              _________       _________
                                                                              _________       _________

                              American Healthcare Management, Inc.

2.  Long-term Debt (continued)

The fair value of the Company's long-term debt is estimated to approximate the recorded values, based on quoted market prices for the same or similar issues or on the current rates offered to the Company for debt of the same remaining maturities, except that the senior subordinated notes approximate 104% of par value based on recent bid/ask indications.

On July 28, 1993, the Company issued $100 million aggregate principal amount of 10 percent senior subordinated notes due July 2003 (the "Notes") and on July 29, 1993, amended and restated its senior secured credit facility (the "Credit Facility") with a syndicate of commercial bank lenders (the "Lenders") under which $42.5 million remained outstanding and a credit facility of up to $80.0 million was made available, thereby increasing the total facility from $105 million to $122.5 million.

The proceeds from the issuance of the Notes were used to repay $42.5 million of previously outstanding senior secured term debt, $13.0 million representing all amounts previously outstanding under a senior secured revolving credit facility, $20.5 million of subsidiary mortgages, and transaction fees and expenses. The remainder of the proceeds were invested in short-term investment grade, interest-bearing obligations pending use for general corporate purposes, including capital expenditures.

In connection with these transactions, the Company recorded an extraordinary loss of $3.7 million, net of an income tax benefit of $125,000, on early extinguishment of debt in the third quarter of 1993. The loss primarily related to the writeoff of unamortized debt issuance costs on the extinguished indebtedness.

The Credit Facility consists of (i) a $42.5 million term loan facility, payable in incremental, semiannual installments beginning January 31, 1994 and maturing July 31, 2000, (ii) a revolving credit facility, restricted for use for working capital purposes and reimbursement for drawings under letters of credit, limited to an aggregate principal amount of $20 million, and (iii) a permitted acquisition facility limited to an aggregate principal amount of $60 million. The revolving credit and permitted acquisition facilities are due July 29, 1995 but may, upon approval by the Lenders, be extended for one-year periods through July 29, 1997. At December 31, 1993, the permitted acquisition and revolving credit facilities were undrawn; however, commitment availability under the revolving credit facility had been reduced by $1.7 million for issued letters of credit.

Funds advanced under the Credit Facility bear interest on the outstanding principal at either a rate based on the Prime Rate or London Interbank Borrowing Rate ("LIBOR") as elected from time to time by the Company. Interest is payable monthly if a rate based on the Prime rate is elected or at the end of the LIBOR period if a rate based on LIBOR is elected (but not to exceed three months). The Company has elected various rates on the initial term loan facility representing a weighted average annual interest rate at December 31, 1993 of 6.0%.

                              American Healthcare Management, Inc.

2.  Long-term Debt (continued)

In certain circumstances, the Company is required to make principal prepayments on the term loan including the receipt of proceeds from certain sales of material assets and the issuance of additional indebtedness. The Company may prepay all or part of the outstanding Credit Facility without penalty.

The Notes are subordinated to the Credit Facility and to indebtedness of the Company's subsidiaries. Interest on the Notes is payable semiannually on February 1 and August 1 of each year. The Notes mature on August 1, 2003 but may be redeemed in whole or in part at the option of the Company on or after August 1, 1998 through July 31, 2000 at specified redemption prices in excess of par and thereafter at par.

The Credit Facility Agreement and Note Indenture limit, under certain circumstances, the Company's ability to incur additional indebtedness, sell material assets, acquire the capital stock or assets of another business, or pay dividends. The Credit Facility also requires the Company to maintain a specified net worth and meet or exceed certain coverage, leverage, and indebtedness ratios. Indebtedness under the Credit Facility and under other secured debt and capital lease agreements of the Company is secured by liens on substantially all real and personal property and interests in real and personal property of the Company and its subsidiaries.

Effective June 30, 1992, the Company refinanced approximately $100.0 million of fixed-rate senior secured debt ("Troubled Debt") with a floating-rate senior secured credit facility of $105.0 million. The Troubled Debt was issued in connection with a debt restructuring followed by the Company's emergence from bankruptcy on December 29, 1989. The Troubled Debt had been accounted for under Financial Accounting Standards Board Statement No. 15, "Accounting by Debtors and Creditors for Troubled Debt Restructurings." As a result of the refinancing, the Company recognized an extraordinary gain on early extinguishment of debt of $55.6 million. The gain primarily resulted from the income recognition of "future interest" included in long-term debt, less related expenses.

The following table sets forth pro forma income and earnings per share before extraordinary item for the years ended December 31, 1993 and 1992 giving effect to (i) the refinancing and related expenses effective June 30, 1992 of the Troubled Debt and (ii) issuance of the Notes on July 28, 1993 and the application of the estimated net proceeds thereof as if such transactions had occurred on January 1, 1992.

                                                                                          Year Ended
                                                                                         December 31
                                                                                 1993            1992
                                                                               ________        ________
                                                                                       (000's)
Income before extraordinary
  item (000's)                                                                 $ 11,304        $  8,790
Earnings per share before
  extraordinary item                                                           $    .39        $    .31

                              American Healthcare Management, Inc.

2.  Long-term Debt (continued)

On September 22, 1992, the Company entered into interest rate swap agreements effectively fixing the annual interest rate on floating-rate term debt at 7.7% for three years on $25.0 million of debt and 7.0% for two years on $10.0 million of debt.

Maturities of long-term debt, exclusive of capital lease obligations, over the next five years and thereafter are as follows (in thousands):

            1994                                                      $   5,113
            1995                                                          5,794
            1996                                                         10,959
            1997                                                          7,412
            1998                                                          7,387
            Thereafter                                                  124,816
                                                                      _________
                                                                      $ 161,481
                                                                      _________
                                                                      _________

A summary of assets under capital lease follows:

                                                                         1993            1992
                                                                       ________        ________
                                                                                   (000's)
Buildings and improvements                                             $ 38,843        $ 37,845
Equipment                                                                 9,228           8,408
                                                                       ________        ________
                                                                         48,071          46,253
Less allowance for amortization                                          14,255          10,739
                                                                       ________        ________
                                                                       $ 33,816        $ 35,514
                                                                       ________        ________
                                                                       ________        ________

At December 31, 1993, aggregate amounts of future minimum payments under lease commitments are as follows:



                                                                                Capital         Operating
                                                                                 Leases          Leases
                                                                                             (000's)

1994                                                                           $  2,684        $  6,517
1995                                                                              2,371           5,773
1996                                                                              2,239           4,599
1997                                                                              1,634           3,385
1998                                                                              1,174           1,947
Subsequent to 1998                                                               20,423          11,640
                                                                               ________        ________
Total future minimum lease payments                                              30,525        $ 33,861
                                                                                               ________
                                                                                               ________
Amount representing interest                                                     17,566
                                                                               ________
Present value of minimum lease payments
  (included in long-term secured debt--other)                                    12,959
Less:  current portion                                                            1,296
                                                                               ________
                                                                               $ 11,663
                                                                               ________
                                                                               ________

                              American Healthcare Management, Inc.

2.  Long-term Debt (continued)

Operations for the years ended December 31, 1993, 1992, and 1991 included rental expense on operating leases of property and equipment of $9.0 million, $7.3 million, and $7.6 million, respectively, a majority of which represents rental expense attributed solely to usage. Certain of these operating leases include provisions for renewal options and escalation clauses.

3.  Debt-For-Equity Exchange

On September 27, 1991, the Company's stockholders approved a nontaxable recapitalization plan (the "Recapitalization") effective on that date to issue 11,776,768 shares of the Company's common stock to fifteen holders (the "Exchanging B Noteholders") of the Company's Senior Secured B Notes (the "B Notes") in exchange for $42,824,610 principal amount of B Notes. In addition, the Company purchased from the Exchanging B Noteholders at par $2,450,720 principal amount of B Notes held by them. For Exchanging B Noteholders holding warrants to purchase shares of the Company's common stock, which amounted to an aggregate of 897,198 warrants, the Company lowered the exercise price of the warrants from $2.67 per share to $1.60 per share. Accrued interest on the B Notes through September 27, 1991 of $1.5 million was paid on that date to the Exchanging B Noteholders on the B Notes exchanged and purchased.

Expenses incurred in connection with the Recapitalization of $3.2 million were recorded as a reduction of additional paid-in capital.

4.  Contingencies

Liability Risks

The general and professional liability risks of the Company are self-insured up to $3.0 million per occurrence and $9.0 million in aggregate per claim year. The Company carries general and professional liability insurance from an unrelated commercial carrier for per-occurrence losses in excess of $3.0 million on a claims-made basis. At December 31, 1993, liabilities for self-insured professional and general liability risks, for both asserted and unasserted claims, are based on actuarially projected estimates discounted at a 7.5% average rate to their present value of $5.0 million based on historical loss payment patterns. At December 31, 1993, the Company maintained $3.0 million in a trust fund for purposes of meeting in part these estimated obligations. Although the ultimate settlement of these liabilities may vary from such estimates, management believes that the amounts provided in the Company's financial statements are adequate.

Neither the Company nor any of its subsidiaries is party to, and none of their properties is the subject of, any material pending legal proceedings, other than ordinary, routine litigation incidental to the business.

                              American Healthcare Management, Inc.

5.  Stockholders' Equity and Stock Options

The Company has never paid any dividends on its common stock. Under the terms of the Company's Credit Facility, the Company may not pay dividends prior to July 21, 1994. Further, dividends in any fiscal year may not exceed the lesser of ten percent of net income or $3.0 million.

At December 31, 1993, warrants to purchase 1,163,284 shares of common stock were outstanding. The warrants may be exercised any time prior to April 29, 1995 at a price of $2.67 per share for warrants for 278,586 shares, and at $1.60 per share for warrants for 884,698 shares.

The Company has reserved 1,640,000 shares (less options canceled) of its common stock for issuance to officers and employees under its 1990 Stock Plan and 360,000 shares under its 1990 Non-Employee Directors' Stock Plan. Under both plans, options granted will terminate unless exercised within a ten-year period at the market price on the grant date and are exercisable in three equal annual installments commencing one year from date of grant. The following is a summary of option transactions during 1991, 1992, and 1993:

                                                                       Outstanding
                                                                  ______________________
                                                              1990          Non-Employee           Option
                                                              Stock          Directors'            Price
                                                               Plan          Stock Plan            Range
                                                            ________        ____________         __________

Balance at December 31, 1990                                 290,000            360,000          $1.00-$1.42
  Options granted                                            250,000                  -          $1.00-$3.00
                                                            ________           ________
Balance at December 31, 1991                                 540,000            360,000
  Options granted                                             85,000                  -             $4.63
  Options canceled                                           (20,000 )                -
  Options exercised                                          (16,666 )         (120,000)         $1.00-$1.38
                                                            ________           ________
Balance at December 31, 1992                                 588,334            240,000
  Options granted                                            405,000                  -          $4.50-$6.00
  Options canceled                                           (16,667 )                -
  Options exercised                                          (38,332 )          (60,000)         $1.00-$2.88
                                                            ________           ________
Balance at December 31, 1993                                 938,335            180,000
                                                            ________           ________
                                                            ________           ________
Exercisable at December 31, 1993                             411,668            180,000

                                                            ________           ________
                                                            ________           ________

Options available for future grant under the 1990 Stock Plan at December 31, 1993 and 1992 were 610,000 and 1,015,000, respectively. No options were available for future grant under the Non-Employee Directors' Stock Plan at
December 31, 1993 and 1992.

In addition to the above plans, two officers of the Company were granted options to acquire an aggregate of 470,000 shares of the Company's common stock. The options are fully vested at a price of $1.89 per option. The options expire in April 1995.

                              American Healthcare Management, Inc.

6.  Income Taxes

At December 31, 1993, significant deferred tax assets consist of: tax return net operating loss carryforwards
($95.9 million), allowances not yet deducted for tax purposes ($16.8 million), capital lease liabilities ($13.0 million), and tax credit carryforwards ($5.2 million). Significant deferred tax liabilities consist of: accelerated depreciation ($116.9 million) and the unamortized deferral of the effect of changing from the cash method of tax accounting to the accrual method in a prior year ($12.3 million). The ability of the Company to reduce future book income tax expense with net operating loss carryforward benefits is limited. As net operating loss carryforwards are utilized in future years, the Company's taxable temporary differences may exceed deductible temporary differences which will likely require providing deferred income taxes beginning in 1994.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are tax effected as follows (in thousands):


                                                                                  December 31
                                                              1993             1992            1991
                                                            ________        _________       _________
Deferred tax assets:
  Capitalized inventory costs                               $     19         $     19        $     10
  Deductible allowances                                        5,869            5,474           6,746
  Capital lease liability                                      4,537            4,182           3,621
  Net operating losses                                        33,573           37,350          39,578
  Tax credits                                                  5,285            4,799           4,300
  Excess book basis over tax
    basis of parent company debt                                   -                -          25,600
                                                            ________         ________        ________
Total deferred tax assets                                     49,283           51,824          79,855

  Valuation allowance                                         (3,180  )        (5,125 )       (32,354 )
                                                            ________         ________        ________
Net deferred tax assets                                       46,103           46,699          47,501

Deferred tax liabilities:
  Tax in excess of book depreciation                          40,905           40,587          40,505
  Unamortized cash to accrual method
    adjustment                                                 4,321            5,597           6,996
                                                            ________         ________        ________
Total deferred tax liabilities                                45,226           46,184          47,501
                                                            ________         ________        ________
Net deferred tax assets                                     $    877         $    515        $      -
                                                            ________         ________        ________
                                                            ________         ________        ________

                              American Healthcare Management, Inc.

6.  Income Taxes (continued)

Significant components of the provision for income taxes attributable to continuing operations are as follows (in thousands):

                                                              1993             1992            1991
                                                            ________         ________        ________
           Current:
             Federal                                        $    500         $    287        $    160
             State                                               571              477             120
                                                            ________         ________        ________
           Total current                                       1,071              764             280
           Deferred federal                                     (500  )          (515 )             -
                                                            ________         ________        ________
                                                             $   571         $    249        $    280
                                                            ________         ________        ________
                                                            ________         ________        ________


The reconciliation of income tax attributable to continuing operations computed at the U.S. federal statutory tax rates to income tax expense is:


                                               1993                     1992                     1991
                                          _________________        _________________        _________________
                                      Amount        Percent    Amount        Percent     Amount       Percent
                                          _________________        _________________        _________________
                                     (000's)                  (000's)                   (000's)
Tax at U.S. statutory
  rates                              $ 4,830          35  %   $ 5,300          34  %    $ 2,827         34  %
State income taxes, net
  of federal tax benefit               1,140           8          777           5           549          6
Realization of previously
  unrecognized tax benefits           (4,899 )       (35)      (5,600 )       (36)       (3,256)      (39)
                                     _______         ___      _______         ___       _______        ___
                                       1,071           8          477           3           120          1

Alternative minimum tax                 (500 )        (4)        (228 )        (1)          160          2
                                     _______         ___      _______         ___       _______        ___
                                     $   571           4  %   $   249           2  %    $   280          3  %
                                     _______         ___      _______         ___       _______        ___
                                     _______         ___      _______         ___       _______        ___

                              American Healthcare Management, Inc.

6.  Income Taxes (continued)

The following schedule summarizes approximate tax return net operating loss and tax credit carryforwards, which are currently available on an unlimited basis to offset federal net taxable income (in millions):


                                                                                       Expiration
                                                                Amount                   Period
                                                               ________                __________

Net operating loss ("NOL")                                        $95.9                 2001-2006
Alternative minimum tax
  net operating losses                                             57.1                 2001-2005
Investment tax credit, reduced
  in accordance with TRA of 1986                                    4.4                 1994-2001
Alternative minimum tax credit                                       .8             No expiration

The Company also has state tax loss carryforwards available in various states in which it is required to file a return.

Pursuant to the provisions of Section 382 of the Internal
Revenue Code, the NOL carryforward could be subjected to annual use limitations should an ownership change, as therein defined, occur in any three-year period within the carryforward period. Also refer to footnote 8.

7.  Quarterly Financial Information (Unaudited)

The following tables summarize the quarterly results of operations for the two years ended December 31, 1993:


                                                                                   Quarters
                                                              Fourth        Third       Second       First
                                                                          (000's except per share amounts)

1993:
  Net revenue                                                $ 87,001     $ 84,464     $ 84,650    $ 86,951
  Income before income taxes
    and extraordinary item                                      2,735        1,346        4,219       5,502
  Extraordinary item                                              125       (3,842 )          -           -
  Net income (loss)                                             3,035       (2,544 )      3,903       5,120
  Earnings per share before
    extraordinary item                                            .09          .05          .14         .18
  Earnings (loss) per share                                       .10         (.09 )        .14         .18


                              American Healthcare Management, Inc.

7.  Quarterly Financial Information (Unaudited) (continued)

                                                                                   Quarters
                                                              Fourth        Third       Second       First
                                                                          (000's except per share amounts)
1992:
  Net revenue                                                $ 80,883     $ 75,808     $ 77,966    $ 78,540
  Income before income taxes
    and extraordinary item                                      2,590        1,331        5,375       6,460
  Extraordinary item                                                -            -       55,571           -
  Net income                                                    2,549        1,584       60,737       6,208
  Earnings per share before
    extraordinary item                                            .09          .06          .18         .22
  Earnings per share                                              .09          .06         2.12         .22


8.  Proposed Merger

On November 18, 1993, the Company entered into a definitive Agreement and Plan of Merger with OrNda HealthCorp ("OrNda") pursuant to which the Company will merge with OrNda. It is expected the transaction will be tax-free and accounted for as a pooling-of-interests. Under the terms of the agreement, which was unanimously approved by the Boards of Directors of both companies, the Company's shareholders will receive 0.6 of a share of OrNda common stock in exchange for each share of the Company's common stock held.

Additionally, pursuant to a Waiver and Consent Agreement dated February 3, 1994 by and among OrNda and the holders of a majority in principal amount of the 10% Senior Subordinated Notes, as consideration for their agreement to make certain changes to the Notes' Indenture to effect the merger and other matters, OrNda will make consent payments to the holders on the closing date of the merger of $15.00 for each $1,000 principal amount of the outstanding Notes resulting in an expense upon completion of the merger of $1,500,000. Following the consummation of the merger, the rate of interest on the Notes will increase from 10% per annum to 10-1/4% per annum. The merger will cause a "change of control" as defined in the Note Indenture, which, therefore, will allow each holder of the Notes to require the Company to repurchase all or a portion of the Notes owned by such holder at 101% of the principal amount thereof, together with accrued interest thereon to the date of repurchase. Although the Company does not anticipate that a substantial amount of the Notes will be tendered for repurchase, if any, OrNda has made financial arrangements to provide funding, to the extent necessary, for the repurchase of any Notes tendered.

                              American Healthcare Management, Inc.

8.  Proposed Merger (continued)

The merger, when consummated, will result in an ownership change pursuant to the provisions of Section 382 of the Internal Revenue Code. Consequently, following the merger, annual use of the Company's tax attribute carryforwards will be substantially limited for federal income tax purposes.

As of December 31, 1993, costs incurred totaling approximately $800,000 associated with the proposed merger have been deferred and will be charged to expense upon completion of the merger. In addition, loans to employees of approximately $750,000 will be forgiven pursuant to the "change-of-control" provision of the loan agreements.

Consummation of the merger is subject to shareholder approval of both companies. Shareholder meetings to vote on the transaction are scheduled for April 19, 1994. If approved, the merger is expected to be completed shortly thereafter.

PART III

Item 9. Changes in and disagreements with the Accountants on Accounting and Financial Disclosure

None.

Item 10.  Directors and Executive Officers of the Registrant

The table below sets forth the name, age, and position of the Company's executive officers and directors.

        Name                                 Age           Position
______________________                       ___           _________________________________________
Steven L. Volla                              47            President,
                                                             Chief Executive Officer
                                                             and Chairman of the Board
Robert M. Dubbs                              50            Senior Vice President, General
                                                             Counsel and Secretary
Robert W. Fleming, Jr.                       54            Senior Vice President,
                                                             Operations
William S. Harrigan                          50            Senior Vice President,
                                                             Chief Financial Officer,
                                                             and Treasurer
Bruce J. Colburn                             39            Vice President, Controller
Brian G. Costello                            53            Vice President, Human Resources
Lois M. Quinn                                60            Vice President, Professional Affairs
Thomas M. Sposito                            50            Vice President, Materiel Management
John W. Gildea                               50            Director
William S. Kiser, M.D                        66            Director and Medical Director
John F. Nickoll                              59            Director
John J. O'Shaughnessy                        49            Director
C. A. Rundell, Jr.                           62            Director
Gerald L. Sauer, Ph.D                        42            Director

Steven L. Volla joined the Company on December 29, 1989, as its President and Chief Executive Officer, at which time he also became a Director of the Company. Mr. Volla served as the Treasurer of the Company from March 1990 to September 1991 and he also served as Chief Financial Officer of the Company from March 1990 until July 1991. From 1982 until joining the Company, Mr. Volla had been employed by Universal Health Services, Inc., King of Prussia, Pennsylvania, where he most recently served as its Senior Vice President-- Operations. He is also a Director of Kendall, Inc., a medical supply manufacturer; and Foothill Group, Inc., a financial services company.

Robert M. Dubbs has served as Vice President, General Counsel and Secretary since February 1990. He was elected a Senior Vice President in 1993. Prior to February 1990, and since June 1984, Mr. Dubbs was General Counsel and Secretary for Universal Health Services, Inc., King of Prussia, Pennsylvania.

Robert W. Fleming, Jr. joined the Company on May 29, 1990, as Senior Vice President, Operations. Before joining the Company, he had been the Chief Operating Officer at St. Agnes Medical Center, a 259 bed acute-care hospital in Philadelphia. Prior to that, Mr. Fleming had served in a variety of officer capacities at Universal Health Services, Inc., King of Prussia, Pennsylvania, including Vice President--Operations, Vice President--Management Services, and most recently Vice President--Development.

William S. Harrigan joined the Company on July 29, 1991, as
Senior Vice President, Chief Financial Officer and was elected Treasurer in September 1991. Prior to that and since
March 1986, he was Vice President and Treasurer of Rhone-
Poulenc Rorer (formerly Rorer Group, Inc.).

Bruce J. Colburn, has served the Company as Vice President, Controller, since February 1993. Prior to that he served as Controller, Hospital Financial Operations since joining the Company in July 1990. From August 1985 to July 1990, Mr. Colburn served as an executive with Ernst & Young's National Accounting and Auditing Group in Cleveland, Ohio and New York, New York.

Brian G. Costello joined the Company in July 1990, as its
Vice President, Human Resources.  From June 1988 to July
1990, Mr. Costello was Vice President at Garfolo, Curtiss &
Company, Ardmore, Pennsylvania.  From August 1981 to June
1988, Mr. Costello was Vice President of Human Resources at
Hahnemann Hospital in Philadelphia.

Lois M. Quinn has served as Vice President, Professional Affairs since February 1993, and served as Director, Professional Services since joining the Company in September 1990. From 1983 to 1990 she served in various capacities at Universal Health Services, Inc., King of Prussia, Pa., where she most recently served as Director, Professional Standards.

Thomas M. Sposito joined the Company in July 1990, as its
Vice President, Materiel Management.  From September 1979 to
July 1990, Mr. Sposito was Director of Purchasing at
Universal Health Services, Inc., King of Prussia,
Pennsylvania.

John W. Gildea has been President and Sole Director of Gildea Investment Co. since 1983; Managing Director of the Network Company II Limited since 1992; a General Partner of Gildea Management Company, L.P. since 1990; and from 1986 to 1990 Senior Vice President of Donaldson, Lufkin, Jenrette. He has been a Director of the Company since September 27, 1991.

William S. Kiser, M.D. has been Medical Director of the
Company since 1992. He served as Chairman of the Board of Governors for The Cleveland Clinic Foundation from 1977 to
1989; currently, he is a Director of TRW, Inc. He became a Director of the Company on May 27, 1993.

John F. Nickoll has been President and Co-Chief Executive Officer, The Foothill Group, Inc., since 1970; Director, American Shared Hospital Services, Inc., an owner/lessor of mobile CAT-scan equipment; Director, CIM-High Yield Securities, Inc., a closed-end investment company; Director, Care Enterprises, Inc., a nursing home chain. He has been a Director of the Company since September 27, 1991.

John J. O'Shaughnessy has been President of Strategic Management Associates, Inc., Washington, D.C. since 1988; from 1986 to 1988 Senior Vice President of Greater New York Hospital Association; from 1983 to 1986 Assistant Secretary for Management and Budget of the Department of Health and Human Services, Washington, D.C. He has been a Director of the Company since December 29, 1989.

C. A. Rundell, Jr. has been since 1988 a private investor in Dallas, Texas. Prior to 1988, he was President, CEO, Chairman of the Board of Business Records Corporation (formerly known as Cronus Industries); currently, Chairman of the Board of NCI Building Systems, Inc., Director of Tyler Corporation, Tandy Brands Accessories, Inc., Bollinger Industries, Inc., Inter-Regional Financial Group, Inc., Redman Industries, Inc. and Eljer Industries, Inc. He has been a Director of the Company since December 29, 1989.

Gerald L. Sauer, Ph.D. has been a Partner at Strategic
Decisions Group, Menlo Park, CA since 1987; from 1982 to
1987, a faculty member at the Amos Tuck School of Business at Dartmouth College. He has been a Director of the Company since December 29, 1989.

COMPLIANCE WITH SECTION 16(a) OF THE SECURITIES EXCHANGE ACT
OF 1934

Section 16(a) of the Exchange Act requires the Company's directors and executive officers, and persons who own more than ten percent of a registered class of the Company's equity securities to file with the Securities and Exchange Commission initial reports of ownership and reports of changes in ownership of the Company's Common Stock and other equity securities. Officers, directors and greater than ten percent shareholders are required by Commission regulation to furnish the Company copies of all Section 16(a) forms they file. To the Company's knowledge, based solely on a review of the copies of such reports furnished to the Company for the fiscal year ended December 31, 1993, all Section 16(a) filing requirements applicable to its officers, directors and greater than ten percent beneficial owners were complied with.

Item 11.  Executive Compensation


SUMMARY COMPENSATION TABLE

The following table sets forth the annual and long-term compensation for the Company's Chief Executive Officer and the four highest paid executive officers, as well as the total compensation paid to each individual for the Company's two previous years.

                                                                                                                Long-Term
                                                                     Annual Compensation                      Compensation
                                                            _________________________________               ___________________

       Name                                                                           Other
       and                                                                           Annual                          All Other
     Principal                                         Salary       Bonus            Compen-          Options         Compen-
     Position                              Year         ($)          ($)            sation($)           (#)          sation($)
______________________                     ____       _______      ________        __________         ________       __________
                                                                     (1)                                               (1)
Steven L. Volla
    Chairman, President,                  1993      $566,839      $598,137      $37,384   (2)        300,000       $35,494  (3)
  and Chief Executive                     1992       497,212       356,137       18,773   (2)              0        41,984  (3)
  Officer                                 1991       328,700       358,637            -                    0             -

Robert M. Dubbs                           1993       160,200       121,120                            50,000         4,283  (4)
  Senior Vice Presi-                      1992       154,200        74,016                                 0         3,852  (4)
  dent, General Coun-                     1991       147,200        98,000            -                    0             -
  sel, and Secretary

Robert W. Fleming, Jr.                    1993       199,500       146,000                                 0         6,344  (4)
  Senior Vice Presi-                      1992       199,500        79,800                                 0         6,209  (4)
  dent, Operations                        1991       193,167        87,500            -                    0             -

William S. Harrigan (5)
  Senior Vice Presi-                      1993       160,679        81,900                                 0         6,003  (4)
  dent, Chief Finan-                      1992       153,438        75,600                                 0         5,124  (4)
  cial Officer                            1991        64,231        41,719            -              100,000             -

Bruce J. Colburn                          1993       118,167       107,930                            20,000         3,421  (4)
  Vice President,                         1992       112,771        69,450                                 0         3,698  (4)
  Controller                              1991       107,188        75,150            -                    0             -



(1)      Information provided only for 1993 and 1992, pursuant to proxy transition rules.
(2)      Reimbursement for income taxes on certain bonus amounts, pursuant to employment agreement, and for federal income taxes relating to imputed interest on certain loans, pursuant to loan agreement.
(3)      Includes contribution to defined contribution plan (vests over a period of seven years commencing in third year); cost of group life benefits, health and disability plans; and $31,591 and $37,817 imputed interest on certain loans, for 1993 and 1992, respectively.
(4)      Includes contribution to defined contribution plan (vests over a period of seven years commencing in third year); cost of group life benefits, health and disability plans; and imputed interest on certain loans.
(5)      Mr. Harrigan commenced employment July 29, 1991.

OPTION GRANTS IN LAST FISCAL YEAR

The following table sets forth certain information concerning options granted during 1993 to the named executives:

                                                                                                           Potential Realizable
                                                                                                             Value at Assumed
                                                                                                          Annual Rates of Stock
                                                                                                            Price Appreciation
                                                             Individual Grants                               for Option Term
__________________________________________________________  ______________________
                                                       % of Total
                                                        Options
                                                        Granted
                                                           to
                                         Options        Employees        Exercise     Expira-
                                         Granted        in Fiscal         Price        tion
Name                                       (#)            Year          ($/Share)      Date             5% ($)          10% ($)
          _________________________________________________________                                         ___________________

Steven L. Volla                          300,000         74.1%         $5.375         6/15/00         $697,766       $1,642,554
Robert M. Dubbs                           50,000         12.3%          4.500         6/15/00           92,488          215,872
Robert W. Fleming, Jr.                         0          0.0%
William S. Harrigan                            0          0.0%
Bruce J. Colburn                          20,000          4.9%          4.500         6/15/00           36,995           86,349

AGGREGATED OPTIONS EXERCISED AND FISCAL YEAR-END OPTION
VALUES

The following table summarizes options exercised during 1993 and presents the value of unexercised options held by the named executives at fiscal year end:

                                                                                              Value of Unexercised
                                                Number of Unexercised                         In-The-Money Options
                                              Options at FY-End (#) (1)                         at FY-End($) (2)
                                              _________________________                       ____________________
                                                   Exercisable (E)                               Exercisable (E)
Name                                              Unexercisable (U)                             Unexercisable (U)
____________________                          _________________________                       ____________________
Steven L. Volla                                            450,000   (E)(3)                              $3,255,750   (E)
                                                           300,000   (U)                                  1,125,000   (U)

Robert M. Dubbs                                             30,000   (E)                                    388,450   (E)
                                                            20,000   (E)(3)
                                                            50,000   (U)                                    231,250   (U)

Robert W. Fleming, Jr.                                     100,000   (E)                                    770,500   (E)
                                                                 0   (U)                                          0   (U)

William S. Harrigan                                         66,667   (E)                                    408,335   (E)
                                                            33,333   (U)                                    204,165   (U)

Bruce J. Colburn                                            20,000   (E)                                    162,500   (E)
                                                            20,000   (U)                                     92,500   (U)
(1)     Options granted under the Company's 1990 Stock Plan, unless otherwise specified.
(2)     Based on closing price of Company's Common Stock on the New York Stock
        Exchange on December 31, 1993.  Amounts shown are net of option exercise prices.  There can be no assurance that amounts set forth will be realized.
(3)     Options granted under employment contracts.

Item 12.  Security Ownership of Certain Beneficial Owners and
Management

    The following table sets forth certain information with respect to beneficial ownership of Common Stock of AHM as of March 1, 1994 (i) by each person known by AHM to be the beneficial owner of five percent or more of the outstanding shares of AHM Common Stock, (ii) by each of AHM's directors,
(iii) by each of the five most highly compensated executive officers of AHM, and (iv) by all of AHM's directors and executive officers as a group.

                                                                         Number of Shares        Percent
                                                                         Beneficially Owned      of Class
                                                                         __________________      _________
                                                                                 (1) (2)             (2)

John F. Nickoll                                                             3,610,511  (3)        13.15%
  Suite 1500
  11111 Santa Monica Blvd.
  Los Angeles, CA 90025
The Foothill Group, Inc                                                     6,550,726  (4)(5)     23.80
  Suite 1500
  11111 Santa Monica Blvd.
  Los Angeles, CA 90025
John W. Gildea                                                              2,806,429  (6)        10.22
  c/o Gildea Management Co.
  90 Ferris Hill Road
  New Canaan, CT 06840
The Network Company II Limited.                                             2,762,929             10.06
  c/o Gildea Management Company
  90 Ferry Hill Road
  New Canaan, CT 06840
Leon Greenblat                                                              2,450,399  (7)         8.86
  175 W. Jackson
  Suite A243
  Chicago, IL 60004
Steven L. Volla, Chairman, President and Chief Executive Officer              785,816  (8)         2.81
William S. Kiser, M.D., Director                                                6,000               *
John J. O'Shaughnessy, Director                                                60,000  (9)          *
C. A. Rundell, Jr., Director                                                   60,000  (9)          *
Gerald L. Sauer, Ph.D., Director                                               60,000  (9)          *
Robert W. Fleming, Senior Vice President, Operations                          171,270  (10)         *
William S. Harrigan, Senior Vice President, Chief Financial Officer,
 and Treasurer                                                                124,667  (11)         *
Robert M. Dubbs, Senior Vice President, General Counsel and Secretary          68,500  (12)         *
Bruce J. Colburn, Vice President and Controller                                47,216  (13)         *
All executive officers and directors as a group (14 persons)                7,857,792  (14)       27.61

________________________________________
  * Less than 1%.

 (1) Except as set forth in Footnotes 3, 5, 11 and 6 below, the Stockholders identified in this table have sole voting and investment power with regard to the shares beneficially owned by them.

 (2) Each named person and all directors and executive officers as a group are deemed to be beneficial owners of securities that may be acquired within 60 days through the exercise of options and warrants, if any, and such securities are deemed to be outstanding for the purpose of computing the percentage
     of class beneficially owned by such person or group.   Accordingly, the indicated numbers of shares
     and percentages reflect shares issuable upon exercise of options and warrants (including employee stock options) held by such person or group.  However, such shares are not deemed to be outstanding for the  purpose of computing the number of shares or percentage of class beneficially owned by any other person or group.  This tabulation includes options granted to Non-Employee
     Directors under the Director Plan with respect to 180,000 shares (at $1.38 per share) granted to the three Non-Employee Directors.

 (3) Mr. Nickoll is a Director of the Company.  Includes 3,566,322 shares beneficially owned by Foothill
     Partners, L.P. of which Mr. Nickoll is a General partner.  Mr. Nickoll is also Co-Chief Executive Officer of The Foothill Group, Inc.  See Footnote 4 below.  Mr. Nickoll disclaims beneficial ownership of such shares in excess of his pecuniary interest therein.  Mr. Nickoll is also the beneficial owner of 44,179 shares of Common Stock.

 (4) Includes 2,206,354 shares held by Foothill Capital Corporation (of which The Foothill Group, Inc. is the parent corporation), 702,850 shares plus warrants to acquire 75,190 shares held by The Foothill
     Group, Inc. and 3,566,332 shares held by Foothill Partners, L.P. (of which The Foothill Group, Inc. is a general partner).

 (5) Messrs. Dennis R. Asher, Don L. Gevirtz and Jeffrey T. Nikora, each with a business address c/o The
     Foothill Group, Inc., are all also General Partners of Foothill Partners, L.P.  They disclaim beneficial ownership of shares held by Foothill Partners, L.P. in excess of their pecuniary interest therein.  Mr.
     Gevirtz is also Co-Chief Executive Officer of The Foothill Group, Inc.

 (6) Mr. Gildea is also a Director of the Company.  Includes 2,762,929 shares held by The Network
     Company II Limited, an offshore investment fund over which Mr. Gildea, as a Director and the
     Managing Director, exercises sole voting and investment power.  Mr. Gildea disclaims beneficial ownership of such shares.  Also includes 25,000 shares owned by Mr. Gildea and 19,000 held by Mr.
     Gildea's spouse as custodian for their minor children (with respect to which Mr. Gildea disclaims beneficial ownership).

 (7) Includes warrants to acquire 203,036 shares.

 (8) Includes options and warrants to acquire 550,113 shares.

 (9) Represents options to acquire 60,000 shares.

(10) Includes options to acquire 100,000 shares.

(11) Includes options to acquire 66,667 shares.

(12) Includes options to acquire 50,000 shares.

(13) Includes options to acquire 20,000 shares.
(14) Includes options and warrants to acquire 1,006,780 shares.

Item 13.  Certain Relationships and Related Transactions

INTERESTS OF CERTAIN PERSONS IN THE AHM MERGER

Stock Options and Warrants
__________________________

Directors and executive officers of AHI are the beneficial owners of approximately 7,857,792 shares of AHI Common Stock. Included within the foregoing are vested options to purchase approximately 1,006,780 shares of AHI Common Stock at prices ranging from $1.00 to $5.63 per share and warrants to purchase approximately 113 shares of AHI Common Stock at $2.67 per share at February 28, 1994. Under the previously discussed merger agreement, options and warrants remaining unexercised at the merger date will be converted into options and warrants to purchase shares of OrNda Common Stock. In addition, on February 28, 1994, the Foothill Group, Inc., of which John F. Nickoll, a director of AHI, is the President and Co-Chief Executive Officer, was the beneficial owner of approximately 6,550,726 shares, of which 3,610,511 shares are included in the 7,857,792 shares referred to in the first sentence of this paragraph.

Officer and Director Indemnification and Insurance
__________________________________________________

Under the terms of the merger agreement, officers and directors of AHI are entitled to be indemnified by OrNda subsequent to the merger date and OrNda is required to maintain directors and officers liability coverage for such persons for a period of six years following the AHI merger date.

Registration Rights
___________________

Under the merger agreement, OrNda is obligated to negotiate in good faith with John F. Nickoll and John W. Gildea, Directors of AHI, with respect to rights of entities with which they are affiliated to obtain registration under the Securities Act of 1933 of shares to be acquired by such entities in the merger. Such entities owned on February 28, 1994 in the aggregate approximately 11,037,600 shares of AHI Common Stock which will be converted into approximately 6,622,560 shares of OrNda Common Stock as a result of the AHI merger.

Forgiveness of Indebtedness
___________________________

In December 1991, AHI provided certain key employees an aggregate of $749,993 in interest-free loans (of which an aggregate of $698,198 was provided to executive officers) to enable them to purchase shares of AHI's Common Stock. Under the terms of such loans which are still outstanding, the principal amount thereof would have been due and payable in December 1995 provided that AHI was obligated to forgive 29% of the principal amount thereof due from any employee who remained employed on the maturity date. Under the terms of such loans, the entire principal amount thereof is required to be forgiven by AHI upon a change of control of AHI, as defined in such loans. The merger will constitute a change in control of AHI under the terms of such loans and, accordingly, at the merger date, the entire principal amount of all such loans will be forgiven by AHI.

Employment Agreement with Steven L. Volla
_________________________________________

AHI is party to an employment agreement with Steven L. Volla, the Chairman, President and Chief Executive Officer of AHI, which provides for Mr. Volla to receive an initial base salary of $550,000, to be increased annually by not less than the higher of: (i) such amount as may be determined by AHI's Board of Directors; or (ii) the average percentage increase in base compensation of other executive officers of AHI. The agreement with Mr. Volla expires on March 26, 1997, and may be extended for additional periods upon the written agreement of the parties. In addition to base salary amounts, Mr. Volla is eligible to receive incentive cash compensation in an amount approved by the AHI Board of Directors. Under his 1990 employment contract, Mr. Volla was granted options to purchase 450,000 shares of the AHI Common Stock at $1.89 per share. These options have fully vested and expire on April 5, 1995. Pursuant to his 1992 amended and restated employment agreement, which was approved by the AHI Board of Directors, Mr. Volla was granted a loan in the amount of $225,000. The principal on this loan is due and payable on April 6, 1995, provided, however, that AHI shall, prior to the due date, forgive the entire unpaid amount of the loan at such time as Mr. Volla exercises the 450,000 options granted him in 1990. The contract also provides that if Mr. Volla resigns following a change in control, his loan is forgiven in full. If the options are exercised in part, the unpaid amount of the loan shall be forgiven pro rata. In February 1993, Mr. Volla was granted 300,000 additional options at $5.375 per share, 100,000 of which vested on February 2, 1994.

Mr. Volla's employment agreement provides that, under certain circumstances in connection with a change in control, Mr. Volla will receive severance payments following his voluntary resignation. These payments are based directly upon the then-remaining term of Mr. Volla's employment agreement, his initial base salary and accrued incentive compensation for the year of termination. The merger will constitute a change in control under Mr. Volla's employment agreement, giving Mr. Volla the right to elect to resign and receive such payments. No different contractual arrangements have been made for the continued employment of Mr. Volla by OrNda. If Mr. Volla were to resign immediately following the merger date, he would be entitled to receive an aggregate of approximately $1,700,000 in severance payments, payable over three years, plus accrued incentive compensation in the year of his resignation.

Change in Control Severance Contracts for Other Officers
________________________________________________________

The employment agreements of Robert M. Dubbs, Senior Vice President, General Counsel and Secretary of AHI, and William
S. Harrigan, Senior Vice President, Chief Financial Officer, and Treasurer of AHI, each provide that if a "change in control," as defined in the agreements, occurs, the employee may terminate the agreement within six months thereafter if his duties are changed in nature or if his compensation is decreased or if other actions specified therein are taken. The AHI merger will be a change of control under such agreements. In the event of such termination by the employee, he would be entitled to severance pay equal to one year, in the case of Mr. Dubbs, and six months, on the case of Mr. Harrigan, of his base compensation plus all accrued incentive compensation and an amount in respect of all unused vacation. At current compensation levels, such amounts would approximate $167,000 for Mr. Dubbs and $78,000 for Mr. Harrigan. In addition, unvested options with respect to 33,333 shares of AHI Common Stock held by Mr. Harrigan would vest.

OTHER MATTERS

Under Mr. Dubbs' 1990 employment agreement, he has been granted options with respect to 20,000 shares of the Company's Common Stock, all of which are fully vested and which expire on April 5, 1995. Further, Mr. Dubbs has been granted options to purchase 80,000 additional shares of Common Stock, pursuant to the Company's 1990 Stock Plan, which was approved by the Stockholders of the Company on June 15, 1990. Messrs. Fleming and Harrigan, also under the Company's 1990 Stock Plan, have each been granted options to purchase 100,000 shares of Common Stock.

Transfers of shares of the Company's Common Stock to holders of 5 percent or more of the Company's Common Stock are prohibited by the Company's Certificate of Incorporation unless consented to by the Board of Directors after a determination by them that the utilization by the Company of its net operating loss carryforward would not be jeopardized by the proposed transfer.

John F. Nickoll, President and Co-Chief Executive Officer of The Foothill Group, Inc., is a Director of the Company. The Foothill Group, Inc. is the parent company or ultimate controlling entity of various entities which own Common Stock of the Company. The Foothill Group, Inc. is party to a contract with the Company pursuant to which The Foothill Group, Inc. has agreed that it will not transfer 60,000 shares of Common Stock of the Company which it acquired subsequent to December 29, 1989 without the prior written consent of the Company and will not, without prior written consent, acquire additional Common Stock or warrants of the Company. In November 1992, the Board of Directors authorized the acquisition from time to time by The Foothill Group and its affiliated entities of up to an additional one percent of the outstanding Common Stock of the Company.

John W. Gildea, as general partner of Gildea Management Co., exercises sole investment and voting power with respect to the investments of The Network Company II Limited. In November 1992, the Board of Directors authorized the acquisition from time to time by the Network Company II Limited and its affiliated entities of up to an additional one percent of the outstanding Common Stock of the Company.

                                             PART IV

Item 14. Exhibits

(a)(1)              Index to Consolidated Financial Statements:

Report of Independent Auditors

Consolidated Balance Sheets as of December 31, 1993 and 1992

Consolidated Statements of Operations for the years ended
December 31, 1993, 1992 and 1991

Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 1993, 1992 and 1991

Consolidated Statements of Cash Flows for the years ended
December 31, 1993, 1992 and 1991

Notes to Financial Statements

(a)(2)              Index to Consolidated Financial Statement
                    Schedules for the years ended December 31, 1993, 1992 and 1991:

           II - Amounts Receivable from Related Parties and Underwriters, Promoters, and Employees other than Related Parties

            V -              Property and Equipment

           VI - Accumulated Depreciation, Depletion and Amortization of Property, Plant and
                             Equipment

         VIII -              Valuation and Qualifying Accounts

            X -              Supplementary Income Statement Information

All other schedules have been omitted because the required information is not present or not present in material amounts.

[*] (a) (3) Exhibits:

3.1 Restated Certificate of Incorporation of the Company, as filed with the Secretary of State of Delaware on December 16, 1991 (incorporated by reference to Exhibit 3.1, 1992 Form 10-K, File No. 1-8756).

3.2 Bylaws of the Company, as amended (incorporated by reference to Exhibit 3.2, 1992 Form 10-K,
                    File No. 1-8756).

4.1 Underwriting Agreement entered into between the Company and Goldman, Sachs & Co. (incorporated by reference to Exhibit 1 the Company's Amendment No. 3 to its Registration Statement-- File No. 33-63552, filed on July 20, 1993).

4.2 Indenture entered into between the Company and NationsBank of Tennessee, National Association, as Trustee (incorporated by reference to Exhibit
                    4.1 to the Company's Amendment No. 3 to its
                    Registration Statement--File No. 33-63552, filed on July 20, 1993).

4.3                 Form of Note (included in Exhibit 4.1)
                    (incorporated by reference to Exhibit 4.2 to the Company's Amendment No. 3 to its Registration
                    Statement--File No. 33-63552, filed on July 20,
                    1993).

4.4 Amended and Restated Credit Agreement by and among the Company, AHM Capital Management, Inc., CoreStates Bank, N.A., agent, and certain lenders named therein ("Credit Agreement") (incorporated by reference to Exhibit 4.3 to the Company's Amendment No. 3 to its Registration Statement--File No. 33-63552, filed on July 20,
                    1993).

4.4.(a)             Amendment No. 1 to Credit Agreement, dated July
                    27, 1993, filed herewith.

4.4.(b)             Amendment No. 2 to Credit Agreement, dated
                    September 30, 1993, filed herewith.

4.4.(c)             Consent Agreement to Credit Agreement, dated
                    November 1, 1993, filed herewith.

4.4.(d)             Amendment No. 3 to Credit Agreement, dated
                    December 17, 1993, filed herewith.

4.5 Amended and Restated Agreement and Plan of Merger dated as of January 14, 1994, among OrNda HealthCorp and the Company (incorporated by reference to the Company's Proxy Statement, dated March 14, 1994).

4.6 Irrevocable Proxy, dated as of November 18, 1993, of Joseph Littlejohn and Levy Fund (incorporated by reference to the Company's Proxy Statement, dated March 14, 1994).

4.7                 Irrevocable Proxy, dated as of November 18,
                    1993, of Charles N. Martin (incorporated by reference to the Company's Proxy Statement, dated March 14, 1994).

4.8                 Irrevocable Proxy, dated as of November 18,
                    1993, of M. Lee Pearce, M.D. (incorporated by reference to the Company's Proxy Statement, dated March 14, 1994).

10.1                Employment Agreement with Steven L. Volla
                    (incorporated by reference to Exhibit 10.1, 1992 Form 10-K, File No. 1-8756).


10.2                Employment Agreement with Robert M. Dubbs
                    (incorporated by reference to Exhibit 10.3, 1989 Form 10-K, File No. 1-8756).

10.2(a)             Amendment to Employment Agreement with Robert M.
                    Dubbs (incorporated by reference to Exhibit
                    10.3(a) to the Company's Amendment No. 1 to its Registration Statement--File No. 33-63552, filed on July 2, 1993).

10.3                Employment Agreement with William S. Harrigan
                    (incorporated by reference to Exhibit 10.4, 1991 Form 10-K, File No. 1-8756).

10.4 Specimen of the Company's Stock Plan Agreement (incorporated by reference to Exhibit 10.4, 1990 Form 10-K, File No. 1-8756).


10.5                Lease dated December 27, 1968 by and between
                    Woodland Park Corporation and W.P.H., Inc.
                    (incorporated by reference to Exhibit 10.12, Registration No. 2-92027).

10.6 Ground Lease dated as of November 26, 1979 by and between College Park Realty Co. as lessor ("Lessor") and Nevada Medical Properties, Inc. as lessee ("Lessee"), Agreement for Consent to Assignment of Lease and Guarantee dated as of November 29, 1983 by and among Lessor, Lessee and the Registrant (incorporated by reference to Exhibit 10.25, Registration No. 2-92027).

10.7 Amendment to Ground Lease dated as of July 1, 1991, between College Park Realty Co., as Lessor, and NLVH, Inc., as Lessee (incorporated by reference to Exhibit 10.9, 1991 Form 10-K, File No. 1-8756).

 10.8 Lease dated November 25, 1986 by and between Southeast Medical Center as lessor ("Lessor") and Community Hospital of Huntington Park, Inc. as lessee ("Lessee"); Consent to Assignment of Lease dated as of November 22, 1983 by and among Lessor, Lessee and the Registrant; Guarantee dated as of November 22, 1983 by the Registrant (incorporated by reference to Exhibit 10.26, Registration No. 2-92027).

10.9 Lease dated November 25, 1968 by and between Community Hospital Developments, Inc. as lessor ("Lessor") and Community Hospital of Huntington Park, Inc. as lessee ("Lessee"); Consent to Assignment of Lease dated as of November 22, 1983 by and between Lessor, Lessee, and the Registrant; Guarantee dated as of November 22, 1983 by the Registrant (incorporated by reference to Exhibit 10.27, Registration No. 2-92027).

10.10 Lease Agreement by and between the Registrant and The Westover Companies, dated July 10, 1990, and First Amendment to Lease Agreement dated January 10, 1991 (incorporated by reference to
                    Exhibit 10.13, 1990 Form 10-K, File No. 1-8756).


10.11 Lease between Chapman Investment Associates and Chapman General Hospital, Inc. dated as of December 31, 1984; Assignment and Assumption of Lease (Lessee's interest) by and between Chapman General Hospital, Inc., Greatwest Medical Management, Inc. and AHM CGH, Inc. dated as of April 15, 1985; Lease between Chapman Investment Associates and Greatwest Medical Management, Inc. dated as of December 31, 1984; Assignment and Assumption of Lease (Lessee's interest) by and between Chapman General Hospital, Inc., Greatwest Medical Management, Inc., and AHM of California, Inc. dated as of April 15, 1985 (incorporated by reference to Exhibit 10.16, 1989 Form 10-K, File No. 1-8756).

 10.12 First Amendment to Amended and Restated Lease dated as of April 1, 1989 between Chapman Investment Associates and AHM CGH, Inc. (incorporated by reference to Exhibit 10.15, 1990 Form 10-K, File No. 1-8756).

10.13 Amendment to Amended and Restated Lease dated as of November 5, 1990 between Chapman Investment Associates and AHM CGH, Inc. (incorporated by reference to Exhibit 10.15, 1991 Form 10-K, File No. 1-8756).

10.14 Lease dated September 15, 1986 between Monterey Park Medical Plaza and Monterey Park Hospital
                    (incorporated by reference to Exhibit 10.17, 1989 Form 10-K, File No. 1-8756).

10.15 Release of Lease and Agreement of Lease dated as of February 1, 1992 among the County Commission of Fayette County, One Valley Bank, National Association, formerly the Kanawha Valley Bank, N.A., as Trustee, and MPC, Inc., regarding Plateau Medical Center (incorporated by reference to Exhibit 10.17, 1990 Form 10-K, File No. 1-8756).

10.16 Registration Rights Agreement dated as of December 19, 1989 relating to the Registrant's Common Stock among certain holders thereof and the Registrant (incorporated by reference to Exhibit 10.20, 1989 Form 10-K, File No. 1-8756).

10.17 Warrant Agreement dated as of December 19, 1989, between the Company and First City, Texas
                    (incorporated by reference to Exhibit 10.23, 1991 Form 10-K, File No. 1-8756).

10.18 Amendment to Warrant Agreement dated as of September 1991, between the Company and First
                    City, Texas (incorporated by reference to Exhibit 10.24, 1991 Form 10-K, File No. 1-8756).

11.                 Statement Re:  Computation of Per Share
                    Earnings, filed herewith.

23.1                Consent of Ernst & Young, filed herewith.

25. Form T-1 Statement of Eligibility and Qualification under the Trust Indenture Act of 1939 of NationsBank of Tennessee, National Association, Trustee (incorporated by reference to the Company's Amendment No. 1 to its Registration Statement--File No. 33-63552).

(b)                 Reports on Form 8-K

                    On December 6, 1993 the Company filed a Form 8-K describing the proposed merger transaction between OrNda HealthCorp and the Company.

[* The Registrant will furnish a copy of any exhibit upon the payment of a fee of $.50 per page.]

                                           SIGNATURES

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Company has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, in King of Prussia, Pennsylvania, on March 25, 1994.
        (Date)

                              AMERICAN HEALTHCARE MANAGEMENT, INC.

                              /s/William S. Harrigan
                             ___________________________
                             William S. Harrigan
                             Chief Financial Officer


Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the Company and in the capacities and on the dates indicated:

/s/Steven L. Volla                          /s/Gerald L. Sauer, Ph.D.
________________________   __________________________
March 25, 1994   (Date)                     March 25, 1994   (Date)
Steven L. Volla                             Gerald L.Sauer, Ph.D.
Chairman, President,                        Director
Chief Executive Officer
and Director

/s/John W. Gildea                           /s/William S. Kiser, M.D.
________________________   __________________________
March 25, 1994   (Date)                     March 25, 1994   (Date)
John W. Gildea                              William S. Kiser, M.D.
Director                                    Director

/s/John F. Nickoll                          /s/William S. Harrigan
________________________   __________________________
March 25, 1994   (Date)                     March 25, 1994   (Date)
John F. Nickoll                             William S. Harrigan
Director                                    Chief Financial Officer

/s/John J. O'Shaughnessy                    /s/Bruce J. Colburn
________________________                    _____________________________
March 25, 1994   (Date)                     March 25, 1994   (Date)
John J. O'Shaughnessy                       Bruce J. Colburn
Director                                    Chief Accounting Officer

/s/C.A. Rundell, Jr.
________________________
March 25, 1994   (Date)
C.A. Rundell, Jr.
Director

                                                                                         SCHEDULE II

                                          AMERICAN HEALTHCARE MANAGEMENT, INC.
                                AMOUNTS RECEIVABLE FROM RELATED PARTIES AND UNDERWRITERS,
                                   PROMOTERS, AND EMPLOYEES OTHER THAN RELATED PARTIES
                                                         (000's)


     Column A           Column B    Column C         Column D               Column E
     ________           ________    ________         ________               ________
                                                                          Balance at End
                                                       Deductions            of Period
                       Balances at              ______________________   ________________
                        Beginning               Amounts     Amounts                Non-
Name of Debtor           of Period   Additions   Collected  Written Off    Current  Current
______________          ___________  _________   _________  ___________    _______  _______
YEAR ENDED
DECEMBER 31, 1993
  Notes Receivable (1)
  Steven L. Volla....    $    782    $      -    $     23    $       -     $    -   $   759
                         ________    ________    ________    _________     ______   _______
                         ________    ________    ________    _________     ______   _______

YEAR ENDED
DECEMBER 31, 1992
Notes Receivable (2)
  Steven L. Volla....    $    579    $    225    $     22    $       -     $   23   $   759
                         ________    ________    ________    _________     ______   _______
                         ________    ________    ________    _________     ______   _______


YEAR ENDED
DECEMBER 31, 1991
Notes Receivable (3)
  Steven L. Volla....    $     65    $    534    $     20    $       -     $   22   $   557
                         ________    ________    ________    _________     ______   _______
                         ________    ________    ________    _________     ______   _______


(1)    The ending outstanding balance consists of two separate notes.  A $534,000 note does not accrue interest and is payable in December 1995.  A $225,000 note does not accrue interest and is payable in April 1995.

(2)    The ending outstanding balance consists of three separate notes.  A $65,000 note accrues interest at 10% per annum and is payable in three annual installments of
       $26,137.  A $534,000 note does not accrue interest and is payable in December 1995.
       A $225,000 note does not accrue interest and is payable in April 1995.  The current and final portion of the $65,000 note was paid in February 1993.

(3)    The ending outstanding balance consists of two separate notes.  A $65,000 note accrues interest at 10% per annum and is payable in three annual installments of $26,137.
       A $534,000 note does not accrue interest and is payable in December 1995.

                                                                                 SCHEDULE V

                                          AMERICAN HEALTHCARE MANAGEMENT, INC.
                                                 PROPERTY AND EQUIPMENT
                                                        ($000's)



    Column A         Column B      Column C      Column D     Column E           Column F
    ________         ________      ________      ________     ________           ________

                                                              Charges -
                    Balance at                                  Add               Balance
                    Beginning      Additions                   (Deduct)-          at End
 Classification     of Period       at Cost     Retirements    Describe           of Period
________________   ___________     _________    ___________    _________          _________
YEAR ENDED
 DECEMBER 31, 1993
Land and improve-
 ments............              $ 24,034           $     62           $      -          $    70   (1)          $ 24,166
Buildings and
 improvements (in-
 cluding construc-
 tion in progress)               259,370              9,179                               6,861   (1)           275,410
Equipment.........               107,107              6,371           (   224)            3,031   (1)           116,285
                                ________           ________          _________         ________                ________
  Total...........              $390,511           $ 15,612          $(   224)         $  9,962                $415,861
                                ________           ________          _________         ________                ________
                                ________           ________          _________         ________                ________

YEAR ENDED
 DECEMBER 31, 1992
Land and improve-
 ments............              $ 23,617           $    417           $      -         $      -                $ 24,034
Buildings and
 improvements (in-
 cluding construc-
 tion in progress)               244,753             14,617                                                     259,370
Equipment.........                99,415              9,888            (2,196)                -                 107,107
                                ________           ________          _________         ________                ________
  Total...........              $367,785           $ 24,922          $ (2,196)         $      -                $390,511
                                ________           ________          _________         ________                ________
                                ________           ________          _________         ________                ________

YEAR ENDED
 DECEMBER 31, 1991
Land and improve-
 ments............              $ 23,448           $     16           $      -          $   153   (2)          $ 23,617
Buildings and
 improvements (in-
 cluding construc-
 tion in progress)               237,051              6,293                               1,409   (2)           244,753
Equipment.........                93,570              6,313           ( 1,282)              814   (2)            99,415
                                ________           ________          _________         ________                ________
  Total...........              $354,069           $ 12,622          $( 1,282)          $ 2,376                $367,785
                                ________           ________          _________         ________                ________
                                ________           ________          _________         ________                ________


(1)   Reclassification of net assets relating to Gibson General Hospital, no longer held for disposal.

(2)   Assets reclassified.

                                                                                                 SCHEDULE VI

                                          AMERICAN HEALTHCARE MANAGEMENT, INC.
                                  ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
                                                OF PROPERTY AND EQUIPMENT
                                                        ($000's)


  Column A                       Column B      Column C      Column D       Column E     Column F
  ________                       _________     ________      ________       ________     ________
                                                                             Other
                                                                            Charges
                                 Balance at    Additions                      Add         Balance
                                 Beginning     Costs and                    (Deduct)-     at End
 Description                     of Period     Expenses     Retirements     Describe     of Period
_____________                    __________    _________    ___________     ________     _________

Buildings, building
 improvements, and
 equipment:

Year ended
 December 31, 1993               $122,227            $19,044           $(  159)         $  3,805  (1)        $144,917
                                 ________            _______           ________         ________             ________
                                 ________            _______           ________         ________             ________
Year ended
 December 31, 1992               $106,092            $17,305           $(1,170)         $     -              $122,227
                                 ________            _______           ________         ________             ________
                                 ________            _______           ________         ________             ________
Year ended
 December 31, 1991               $ 90,480            $16,894           $(1,282)         $     -              $106,092
                                 ________            _______           ________         ________             ________
                                 ________            _______           ________         ________             ________
_____________________________________

(1)     Reclassification of net assets relating to Gibson General Hospital, no longer held for disposal.

                                                                                         SCHEDULE VIII

                                          AMERICAN HEALTHCARE MANAGEMENT, INC.
                                             ALLOWANCE FOR DOUBTFUL ACCOUNTS
                                                        ($000's)


  Column A                  Column B        Column C       Column D          Column E
  ________                  ________        ________       ________          ________

                            Balance at      Charged to                      Balance
                            Beginning       Costs and     Deductions        at End
 Description                of Period       Expenses       Describe         of Period
_____________               __________      _________     __________        _________
Year ended
 December 31, 1993          $  4,550        $ 22,441       $(20,736)  (1)   $  6,255
                            ________        ________       _________        ________
                            ________        ________       _________        ________
Year ended
 December 31, 1992          $  6,983        $ 17,184       $(19,617)  (1)   $  4,550
                            ________        ________       _________        ________
                            ________        ________       _________        ________
Year ended
 December 31, 1991          $  7,446        $ 17,142       $(17,605)  (1)   $  6,983
                            ________        ________       _________        ________
                            ________        ________       _________        ________


_______________________________

(1)    Represents the writeoff of uncollectible accounts.

                                          AMERICAN HEALTHCARE MANAGEMENT, INC.
                                             ALLOWANCE FOR NOTES RECEIVABLE
                                                        ($000's)


  Column A                  Column B        Column C         Column D       Column E
  ________                  ________        ________         ________       ________

                            Balance at      Charged to                        Balance
                            Beginning       Costs and       Deductions        at End
 Description                of Period       Expenses         Describe         of Period
_____________               __________      _________       __________        _________

Year ended
 December 31, 1993          $  1,108        $(   335)  (2)    $       -        $    773
                            ________        _________         _________        ________
                            ________        _________         _________        ________
Year ended
 December 31, 1992          $  1,108        $       -         $       -        $  1,108
                            ________        _________         _________        ________
                            ________        _________         _________        ________

Year ended
 December 31, 1991          $  7,513        $( 4,319)  (2)    $( 2,086)  (1)   $  1,108
                            ________        _________         _________        ________
                            ________        _________         _________           ________

_______________________________

(1)    Represents the writeoff of remaining investment.

(2)    Represents the write-up of notes based on revised assessments of collectibility.



                                          AMERICAN HEALTHCARE MANAGEMENT, INC.
                                       VALUATION ALLOWANCE FOR DEFERRED TAX ASSETS
                                                        ($000's)


  Column A                  Column B        Column C       Column D         Column E
  ________                  ________        ________       ________         ________

                            Balance at      Charged to                      Balance
                            Beginning       Costs and     Deductions        at End
 Description                of Period       Expenses       Describe         of Period
_____________               __________      _________     __________        _________

Year ended
 December 31, 1993          $ 5,125          $     -       $( 1,945)  (1)    $ 3,180
                            _______          _______       _________         _______
                            _______          _______       _________         _______
Year ended
 December 31, 1992          $32,354          $     -       $(27,229)  (2)    $ 5,125
                            _______          _______       _________         _______
                            _______          _______       _________         _______

Year ended
 December 31, 1991          $     -          $33,495       $( 1,141)  (1)    $32,354
                            _______          _______       _________         _______
                            _______          _______       _________         _______


(1)    Represents reductions of the valuation allowance based on revised assessments of realizability of the Company's deferred tax assets.

(2)    Represents the combination of the following:

       Reversal of valuation allowance for the excess book
       basis over tax basis of the parent company debt
       originally assessed to be unrealizable                                     $(25,600)

       Reduction of valuation allowance based on revised
       assessments of realizability of the Company's
       deferred tax assets                                                         ( 1,629)
                                                                                  _________

                                                                                  $(27,229)
                                                                                  _________
                                                                                  _________


                                                                                         SCHEDULE X

                                          AMERICAN HEALTHCARE MANAGEMENT, INC.
                                       SUPPLEMENTARY INCOME STATEMENT INFORMATION
                                                        ($000's)


              Column A                                           Column B
______________________________________          _________________________________________

                                                 1993            1992             1991
                                                ______          ______           ______

Maintenance and repairs................         $4,389          $4,079           $4,451

Advertising costs......................         $2,764          $2,943           $2,253

Taxes - other than income and payroll..         $6,282          $5,322           $4,988
